File No. 333-278536

TOUCHSTONE INTERNATIONAL GROWTH FUND

a series of

TOUCHSTONE STRATEGIC TRUST

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

May 6, 2024

Dear Shareholder:

We have important information concerning your investment in the Touchstone International Growth Fund (the “Target Fund”), a series of Touchstone Strategic Trust (the “Target Fund Trust”). As a shareholder of the Target Fund, we wish to inform you that the Board of Trustees of the Target Fund Trust (the “Board”) has approved the reorganization of the Target Fund into the Touchstone Sands Capital International Growth Equity Fund (the “Acquiring Fund,” and together with the Target Fund, the “Funds”), a series of Touchstone Funds Group Trust (the “Acquiring Fund Trust”) (the “Reorganization”).

The Reorganization is intended to eliminate the offering of multiple funds with identical investment goals and similar principal investment strategies and has the potential to provide efficiencies and economies of scale for the combined Fund. The Funds have similar sub-advisory fee schedules, while the advisory fee and expense limitation schedules of the combined Fund will be lower than those of the Target Fund currently, and the same as the Acquiring Fund currently.

Pursuant to an Agreement and Plan of Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund. As a result of the Reorganization, you will receive shares of the Acquiring Fund that will have a total value equal to the total value of your shares in the Target Fund as of the close of business on the closing date of the Reorganization. The Target Fund will then cease operations and liquidate. The Reorganization is expected to be completed on or about June 14, 2024.

The following table shows the share class of the Acquiring Fund that will be issued to each corresponding share class of the Target Fund.

Target Fund and Share Classes	Acquiring Fund and Share Classes
Touchstone International Growth Fund, a series of the Target Fund Trust	Touchstone Sands Capital International Growth Equity Fund, a series of the Acquiring Fund Trust
Class A Class C Class Y Institutional Class	Class A Class C Class Y Institutional Class

The Acquiring Fund also offers Class R6 shares, which are not involved in the Reorganization.

Shareholder approval is not required to effect the Reorganization. We have enclosed a Prospectus/Information Statement that describes the Reorganization proposal in greater detail, as well as important information about the Acquiring Fund.

Sincerely,

E. Blake Moore, Jr.

President

Touchstone Strategic Trust

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QUESTIONS & ANSWERS

We recommend that you read the enclosed Prospectus/Information Statement. In addition to the detailed information in the Prospectus/Information Statement, the following questions and answers provide an overview of key features of the Reorganization.

Q. Why are we sending you the Prospectus/Information Statement?

A.

On February 15, 2024, the Target Fund Board approved the Reorganization of the Target Fund into the Acquiring Fund. The Reorganization does not require approval by shareholders. The Prospectus/Information Statement provides important information regarding the Reorganization and the Acquiring Fund that you should consider carefully.

Q. What will happen to my existing shares?

A.

Immediately after the Reorganization, you will own shares of the Acquiring Fund that are equal in total value to the shares of the Target Fund that you hold as of the close of business on the date of the Reorganization (although the number of shares and the net asset value per share may be different).

Q. How do the fees and expenses of the Funds compare?

A.

Currently, the Target Fund and the Acquiring Fund pay a standard advisory fee based on net assets of the applicable Fund with breakpoints, as more fully described below. Following the Reorganization, the advisory fee rate of the combined Fund will be lower than the advisory fee rate for the Target Fund and identical to the advisory fee rate for the Acquiring Fund prior to the Reorganization. For Class A and C shares, the Funds have the same Rule 12b-1 fees and sales charges. Class Y and Institutional Class shares of the Target Fund and the Acquiring Fund are not subject to any Rule 12b-1 fees or sales charges.

In addition, each Fund has entered into an expense limitation agreement with Touchstone Advisors, Inc. (“Touchstone Advisors”), each Fund’s investment advisor. Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses in order to limit annual fund operating expenses for each Fund. The expense limitation for each share class of the Acquiring Fund is lower than the expense limitation for the corresponding share class of the Target Fund. The expense limitation agreement is effective through October 29, 2024 for the Target Fund and through June 30, 2025 for the Acquiring Fund. In addition, the net annual fund operating expenses of Class A, Class C, Class Y and Institutional Class shares of the combined Fund after the Reorganization, as a percentage of average net assets, will be equal to or lower than the net annual fund operating expenses of the corresponding class of shares of the Target Fund.

The section titled “Summary—Reorganization—How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement compares the fees and expenses of the Funds in detail and the section titled “The Funds’ Management—Expense Limitation Agreement” provides additional information regarding the expense limitation agreements.

Q. How do the Funds’ investment goals and principal investment strategies compare?

A.

The Funds have identical investment goals and similar principal investment strategies. The Target Fund is managed by DSM Capital Partners LLC (“DSM”) and the Acquiring Fund is managed by Sands Capital Management, LLC (“Sands”). The section of the Prospectus/Information Statement titled “Summary—Reorganization—How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of the Target Fund and the investment goal and principal investment strategies of the Acquiring Fund.

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Q. Will I have to pay federal income taxes as a result of the Reorganization?

A.

You are not expected to recognize any gain or loss for federal income tax purposes on the exchange of your shares of the Target Fund for shares of the Acquiring Fund. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. The sections of the Prospectus/Information

Statement titled “Summary—Reorganization—What will be the primary federal income tax consequences of the Reorganization?” and “Information About the Reorganization—Material Federal Income Tax Consequences” provide additional information regarding the federal income tax consequences of the Reorganization.

The Funds may incur brokerage commissions and/or transaction expenses associated with the sale and purchase of portfolio securities. Prior to the Reorganization, approximately 10% of the securities of the Target Fund are expected to be sold to provide increased liquidity in connection with the Reorganization. The Acquiring Fund may also dispose of certain securities after the Reorganization is consummated in the ordinary course. Any portfolio repositioning is not due to the investment restrictions of the Acquiring Fund. The Target Fund will bear brokerage commissions and/or other transaction costs in connection with the repositioning occurring prior to the Reorganization. It is estimated that the portfolio repositioning will result in brokerage commissions and/or transaction costs of approximately $30,000, or approximately $0.006 per share or 0.05% of net assets, for the Target Fund.

For more information, please see the sections of the Prospectus/Information Statement titled “Summary—Reorganization—What will be the primary federal income tax consequences of the Reorganization?,” and “Information About the Reorganization—Material Federal Income Tax Consequences.”

Q. Who will manage the Acquiring Fund after the Reorganization?

A.

Touchstone Advisors serves as the investment advisor to both Funds. DSM serves as the investment sub-adviser and Daniel Strickberger, Dave McVey and Eric Woodworth, CFA serve as the current portfolio managers of the Target Fund. DSM and Messrs. Strickberger, McVey and Woodworth are expected to remain as sub-adviser and portfolio managers, respectively, until the Reorganization is complete. Sands serves as the investment sub-adviser to the Acquiring Fund and Sunil H. Thakor, CFA, David E. Levanson, CFA, and Danielle Menichella, CFA serve as the current portfolio managers of the Acquiring Fund. Sands and Messrs. Thakor, Levanson, and Ms. Menichella will continue to serve as the combined Fund’s subadviser and portfolio managers, respectively, upon completion of the Reorganization. For more information please see the sections of the Prospectus/Information Statement titled “Summary—Reorganization—Who will be the Adviser, Sub-Adviser, and Portfolio Managers of my Fund after the Reorganization?,” “The Funds’ Management—Investment Adviser” and “The Funds’ Management—Sub-Adviser and Portfolio Managers.”

Q. Will I have to pay any sales load, commission, or other similar fee in connection with the Reorganization?

A.

No, you will not pay any sales load, commission, or other similar fee in connection with the shares of the Acquiring Fund you will receive in the Reorganization and any contingent deferred sales charge (“CDSC”) holding period on your shares of the Target Fund will carry over to the shares of the Acquiring Fund that you receive in the Reorganization. However, following the Reorganization, additional purchases, exchanges and redemptions of shares of the Acquiring Fund will be subject to any applicable sales loads, commissions, and other similar fees.

Q. Who will pay the costs of the Reorganization?

A.

Touchstone Advisors, and not the Funds, will bear 100% of the costs of the Reorganization, which are estimated to be approximately $226,000 or approximately 0.1731% of the Target Fund’s net assets (as of

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February 26, 2024), whether or not the Reorganization is completed. These costs of the Reorganization are unrelated to any transaction costs relating to the purchase and sale of portfolio securities by the Target Fund and the Acquiring Fund, and any such transaction costs shall be borne by the applicable Fund.

Q. What if I redeem my shares before the Reorganization takes place?

A.	If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

Q. Why is no shareholder action necessary?

A.

The declarations of trust of Touchstone Strategic Trust and Touchstone Funds Group Trusts each provide that any series may be reorganized into another series by a vote of a majority of the trustees of the Trust without the approval of shareholders. In addition, the Reorganization of the Target Fund into the Acquiring Fund satisfies the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), such that shareholder approval is not required by the 1940 Act because (i) no policy of the Target Fund that may not be changed without a vote of a majority of the Fund’s shareholders, is materially different from a policy of the Acquiring Fund, (ii) no advisory contract between the Acquiring Fund and Touchstone Advisors is materially different from the advisory contract between the Target Fund and Touchstone Advisors, (iii) the trustees of the Board of the Target Fund who are not “interested persons,” as such term is defined in the 1940 Act, and who were elected by the Target Fund’s shareholders will comprise a majority of the trustees of the Board of the Acquiring Fund who are not “interested persons,” as such term is defined in the 1940 Act, and (iv) the distribution fees paid by the Acquiring Fund pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act are no greater than the distribution fees authorized to be paid by the Target Fund pursuant to such a plan.

Q. When will the Reorganization occur?

A.	The Reorganization is expected to be completed on or about June 14, 2024.

Q. Who should I contact for more information?

A.	You can contact Shareholder Services at (800) 543-0407 for more information.

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PROSPECTUS/INFORMATION STATEMENT

May 6, 2024

TOUCHSTONE INTERNATIONAL GROWTH FUND

a series of

TOUCHSTONE STRATEGIC TRUST

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

TOUCHSTONE SANDS CAPITAL INTERNATIONAL GROWTH EQUITY FUND

a series of

TOUCHSTONE FUNDS GROUP TRUST

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

This Prospectus/Information Statement is being furnished to shareholders of the Touchstone International Growth Fund (the “Target Fund”), a series of Touchstone Strategic Trust (the “Target Fund Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) between the Target Fund and the Touchstone Sands Capital International Growth Equity Fund (the “Acquiring Fund”), a series of the Touchstone Funds Group Trust (the “Acquiring Fund Trust”), providing for (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for Class A, Class C, Class Y, and Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata (or proportionate) distribution by class of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation and termination of the Target Fund (the “Reorganization”).

The Board of Trustees of the Trust (the “Board”) has approved the proposed Reorganization. In the Reorganization, you will receive shares of the Acquiring Fund in an amount equal in value to the shares of the Target Fund that you hold as of the close of business on the date of the Reorganization (although the number of shares and the net asset value per share may be different). The Reorganization is expected to be completed on or about June 14, 2024.

This Prospectus/Information Statement is first being sent to shareholders of the Target Fund on or about May 6, 2024.

Each of the Target Fund and the Acquiring Fund is a series of a registered open-end investment company (mutual fund). The Target Fund and the Acquiring Fund are sometimes referred to in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

This Prospectus/Information Statement, which you should read carefully and retain for future reference, concisely presents the information that you should know about the Funds and the Reorganization. This document also serves as a prospectus for the offering and issuance of shares of the Acquiring Fund to be issued in the Reorganization. A Statement of Additional Information (“SAI”) dated May 6, 2024 relating to this Prospectus/Information Statement and the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus/Information Statement (meaning it is legally a part of this Prospectus/Information Statement).

THIS IS NOT A PROXY STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Additional information concerning the Target Fund and the Acquiring Fund is contained in the documents described below, all of which have been filed with the SEC.

Information About the Target Fund and the Acquiring Fund:	How to Obtain this Information:

Prospectus

1. Prospectus relating to the Touchstone International Growth Fund dated October 27, 2023, as supplemented through the date of this Prospectus/Information statement (previously filed on EDGAR, File No. 002-80859, Accession No. 0001683863-23-007250).

Copies are available upon request and without charge if you:

-  Write to Touchstone Strategic Trust or Touchstone Funds Group Trust, P.O. Box 9878, Providence, Rhode Island 02940; or

-  Call (800) 543-0407 toll-free; or

-  Download a copy from TouchstoneInvestments.com/Resources.

2. Prospectus relating to the Touchstone Sands Capital International Growth Equity Fund dated January 26, 2024, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 033-70958, Accession No. 0001193125-24-015108).

Statement of Additional Information

1. SAI relating to the Touchstone International Growth Fund dated October  27, 2023, as supplemented through the date of this SAI (previously filed on EDGAR, File No. File No. 002-80859, Accession No. 0001683863-23-007250).

2. SAI relating to the Touchstone Sands Capital International Growth Equity Fund dated January 26, 2024, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 033-70958, Accession No. 0001193125-24-015108).

Annual Report

1. Annual Report relating to the Touchstone International Growth Fund for the fiscal year ended June 30, 2023 (previously filed on EDGAR, File No. 811-03651, Accession No. 0001104659-23-096702).

2. Annual Report relating to the Touchstone Sands Capital International Growth Equity Fund for the fiscal year ended September 30, 2023 (previously filed on EDGAR, File No. 811-08104, Accession No. 0001104659-23-121887).

Semi-Annual Report

1. Semi-Annual Report relating to the Touchstone International Growth Fund for the six-month period ended December 31, 2023 (previously filed on EDGAR, File No. 811-03651, Accession No. 0001104659-24-029032).

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov.

This Prospectus/Information Statement sets forth the information shareholders of the Target Fund should know before the Reorganization (in effect, investing in shares of the Acquiring Fund) and constitutes an offering of shares of beneficial interest, $0.01 par value per share, of the Acquiring Fund. Please read this Prospectus/Information Statement carefully and retain it for future reference.

THE SEC HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/ INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Acquiring Fund:

•	is not a deposit of, or guaranteed by, any bank
•	is not insured by the FDIC, the Federal Reserve Board or any other government agency
•	is not endorsed by any bank or government agency
•	involves investment risk, including possible loss of your original investment

SUMMARY

This section summarizes the primary features of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Information Statement and the exhibits.

Background

The inception date of the Target Fund was March 28, 2012. The inception date of the Acquiring Fund was December 3, 2007. As of February 29, 2024, the Target Fund had total net assets of approximately $61,491,272. As of February 29, 2024, the Acquiring Fund had total net assets of $44,196,095.

Reorganization

What are the reasons for the Reorganization?

At a meeting on February 15, 2024, the Board, including those trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that the Reorganization was in the best interests of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The Board approved the Reorganization.

The Target Fund and the Acquiring Fund currently have identical investment goals and similar principal investment strategies. The Reorganization is intended to eliminate the offering of multiple funds with identical investment goals and similar principal investment strategies and has the potential to provide efficiencies and economies of scale for the combined Fund. The Funds have similar sub-advisory fee schedules, while the advisory fee and expense limitation schedules of the combined Fund will be lower than those of the Target Fund currently, and the same as the Acquiring Fund currently. In evaluating the Reorganization, the Board considered the following factors, among others: the investment goals, principal investment strategies, sub-adviser and portfolio managers of the Funds; the historical investment performance record of the Funds; the advice and recommendation of Touchstone Advisors, Inc. (“Touchstone Advisors”), including its opinion that the Reorganization would be in the best interests of the Funds and that the combined Fund would have enhanced marketability and a greater opportunity to achieve economies of scale than either Fund operating individually; and the investment advisory fee and other fees paid by the Funds, the expense ratios of the Funds and the contractual limitations on the Funds’ expenses. Sands Capital Management, LLC (“Sands”), the Acquiring Fund’s current sub-adviser, will continue to apply its same investment process and strategy to the combined Fund following the Reorganization. Although the Acquiring Fund is slightly smaller in terms of asset size, Touchstone Advisors believes that Sands’ continued management of the combined Fund will benefit shareholders and enhance the combined Fund’s ability to achieve economies of scale.

For more information, please see the section titled “Information About the Reorganization—Reasons for the Reorganization.”

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. The Plan provides for the following:

1.

the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for Class A, Class C, Class Y, and Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund;

2.	the pro rata (or proportionate) distribution by class of the Acquiring Fund’s shares to the Target Fund shareholders in complete liquidation and termination of the Target Fund; and

3.	the receipt of an opinion of counsel that the Reorganization qualifies as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about June 14, 2024.

After the Reorganization, what shares of the Acquiring Fund will I own?

Each Fund is a series of a registered open-end management investment company (i.e., a mutual fund). In the Reorganization, you will receive the same class of shares in the Acquiring Fund as you currently own in the Target Fund. The Acquiring Fund shares you receive will have the same total value as your shares of the Target Fund, in each case measured as of the close of business on the date of the Reorganization.

How do the Funds’ fees and expenses compare?

Comparative Fee Tables. The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund. Pro forma expenses project anticipated expenses of the Acquiring Fund following the Reorganization. Actual expenses may be greater or less than those shown. Expense ratios reflect fund operating expenses for the twelve months ended December 31, 2023 for the Target Fund’s most recent semi-annual period end and the twelve months ended September 30, 2023 for the Acquiring Fund’s most recent fiscal year end. Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2023, the Acquiring Fund’s most recent fiscal year end and do not include the estimated costs of the Reorganization, which will be borne by Touchstone Advisors and not the Funds.

	Touchstone International Growth Fund Class A	Touchstone Sands Capital International Growth Equity Fund Class A	Touchstone Sands Capital International Growth Equity Fund after Reorganization (pro forma combined) Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	5.00%	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None	None
Wire Redemption Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.80%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	2.02%	0.89%	0.74%(3)
Total Annual Fund Operating Expenses	3.07%	1.79%	1.64%
Fee Waiver and/or Expense Reimbursement	(1.83)%(1)	(0.62)%(2)	(0.47)% (2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%(1)	1.17%(2)	1.17%(2)

	Touchstone International Growth Fund Class C	Touchstone Sands Capital International Growth Equity Fund Class C	Touchstone Sands Capital International Growth Equity Fund after Reorganization (pro forma combined) Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%	1.00%	1.00%
Wire Redemption Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.80%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	2.17%	1.97%	1.41%(3)
Total Annual Fund Operating Expenses	3.97%	3.62%	3.06%

Fee Waiver and/or Expense Reimbursement	(1.98)%(1)	(1.67)%(2)	(1.11)%(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.99%(1)	1.95%(2)	1.95%(2)

	Touchstone International Growth Fund Class Y	Touchstone Sands Capital International Growth Equity Fund Class Y	Touchstone Sands Capital International Growth Equity Fund after Reorganization (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None	None
Wire Redemption Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.80%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fees	None	None	None
Other Expenses	0.59%	0.81%	0.54%(3)
Total Annual Fund Operating Expenses	1.39%	1.46%	1.19%

Fee Waiver and/or Expense Reimbursement	(0.40)%(1)	(0.56)%(2)	(0.29)%(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%(1)	0.90%(2)	0.90%(2)

	Touchstone International Growth Fund Institutional Class	Touchstone Sands Capital International Growth Equity Fund Institutional Class	Touchstone Sands Capital International Growth Equity Fund after Reorganization (pro forma combined) Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	None	None
Wire Redemption Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees	0.80%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fees	None	None	None
Other Expenses	0.60%	0.62%	0.52%(3)
Total Annual Fund Operating Expenses	1.40%	1.27%	1.17%

Fee Waiver and/or Expense Reimbursement	(0.51)%(1)	(0.41)%(2)	(0.31)%(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%(1)	0.86%(2)	0.86%(2)

(1) Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2024, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

(2) Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.17%, 1.95%, 0.90%, and 0.86% of average daily net assets for Class A, Class C, Class Y and Institutional Class shares, respectively. This contractual expense limitation is effective through June 30, 2025, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

(3) Other Expenses are estimated based on fees and expenses of the Acquiring Fund.

Expense Example. The example is intended to help you compare the cost of investing in each Fund and the Acquiring Fund (pro forma), assuming the Reorganization takes place. The example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the operating expenses remain as shown above and that the contractual expense limitation agreement for the Acquiring Fund after the Reorganization (pro forma) is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period

Classes	1 Year			3 Years		5 Years		10 Years

Class A
Touchstone International Growth Equity Fund	$620		$	1,237	$	1,878	$	3,592
Touchstone Sands Capital International Growth Equity Fund	$613		$	978	$	1,366	$	2,451
Touchstone Sands Capital International Growth Equity Fund after Reorganization (Pro Forma Combined)	$613		$	948	$	1,305	$	2,309
Class C
Touchstone International Growth Equity Fund	$302		$	1,028	$	1,872	$	4,058
Touchstone Sands Capital International Growth Equity Fund	$298		$	954	$	1,732	$	3,771
Touchstone Sands Capital International Growth Equity Fund after Reorganization (Pro Forma Combined)	$298		$	841	$	1,509	$	3,296
Class Y
Touchstone International Growth Equity Fund	$101		$	401	$	722	$	1,634
Touchstone Sands Capital International Growth Equity Fund	$92		$	407	$	744	$	1,698
Touchstone Sands Capital International Growth Equity Fund after Reorganization (Pro Forma Combined)	$92		$	349	$	626	$	1,417
Institutional Class
Touchstone International Growth Equity Fund	$ 91		$	393	$	717	$	1,636
Touchstone Sands Capital International Growth Equity Fund	$ 88		$	362	$	658	$	1,498
Touchstone Sands Capital International Growth Equity Fund after Reorganization (Pro Forma Combined)	$ 88		$	341	$	614	$	1,393

	Assuming No Redemption

Classes	1 Year			3 Years		5 Years		10 Years

Class C
Touchstone International Growth Equity Fund	$202	$		1,028	$	1,872	$	4,058
Touchstone Sands Capital International Growth Equity Fund	$198	$		954	$	1,732	$	3,771
Touchstone Sands Capital International Growth Equity Fund after Reorganization (Pro Forma Combined)	$ 198	$		841	$	1,509	$	3,296

Portfolio Turnover. Each Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. As of the most recent fiscal year end for each Fund, the portfolio turnover rates for the Target Fund and the Acquiring Fund were 38% and 171%, respectively.

How do the Funds’ performance records compare?

The bar charts and performance tables below illustrate some indication of the risks and volatility of an investment in each Fund by showing changes in each Fund’s performance from calendar year to calendar year and by showing how each of the Target Fund’s and the Acquiring Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI All Country World ex-USA Index (each Fund’s benchmark index). The bar charts do not reflect any sales charges, which would reduce your return. The performance tables reflect any applicable sales charges. The Funds’ past performance (before and after taxes) does not indicate how the Funds will perform in the future. Updated performance is available at no cost by visiting TouchstoneInvestments.com or by calling (800) 543-0407.

Touchstone International Growth Fund — Institutional Class Shares Total Return as of December 31

Best Quarter: 2nd Quarter, 2020 23.53%	Worst Quarter: 1st Quarter, 2020 -19.22%

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Institutional Class shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Institutional Class shares’ after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The inception dates of the Predecessor Fund’s Class A shares, Class C shares, and Class Y shares was August 15, 2016. The performance of each share class was calculated using the historical performance of Institutional Class shares for periods prior to August 15, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Class Y shares.

Average Annual Total Returns

For the periods ended December 31, 2023

	1 Year	5 Years	10 Years

Touchstone International Growth Fund—Institutional Class

Return Before Taxes	17.39%	6.53%	5.66%

Return After Taxes on Distributions	17.31%	6.52%	4.68%

Return After Taxes on Distributions and Sale of Fund Shares	10.47%	5.15%	4.25%

Touchstone International Growth Fund—Class A

Return Before Taxes	11.17%	5.07%	4.71%

Touchstone International Growth Fund—Class C

Return Before Taxes	15.09%	5.37%	4.54%

Touchstone International Growth Fund—Class Y

Return Before Taxes	17.23%	6.43%	5.56%

MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses or taxes)	15.62%	7.08%	3.83%

Touchstone Sands Capital International Growth Equity Fund – Class A Shares —Total Return as of December 31

Best Quarter: 4th Quarter, 2023 19.16%     Worst Quarter: 1st Quarter, 2020 -23.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares’ after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The inception date of Institutional Class shares was August 23, 2019. Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to August 23, 2019. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.

Average Annual Total Returns

For the periods ended December 31, 2023

	1 Year	5 Years	10 Years	Inception Date

Touchstone Sands Capital International Growth Equity Fund - Class A

Return Before Taxes	17.33%	7.42%	5.38%	12/3/2007

Return After Taxes on Distributions	16.25%	5.84%	3.70%

Return After Taxes on Distributions and Sale of Fund Shares	11.09%	5.80%	4.02%

Touchstone Sands Capital International Growth Equity Fund - Class C

Return Before Taxes	21.67%	7.75%	5.39%	12/3/2007

Touchstone Sands Capital International Growth Equity Fund - Class Y

Return Before Taxes	23.83%	8.83%	6.29%	8/12/2008

Touchstone Sands Capital International Growth Equity Fund - Institutional Class

Return Before Taxes(1)	23.85%	8.85%	6.30%	8/23/2019

MSCI All Country World ex-USA Index (reflects no deductions for fees, expenses or taxes)	15.62%	7.08%	3.83%

(1) Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to August 23, 2019. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.

Will I be able to purchase, redeem, and exchange shares the same way?

Yes, after the Reorganization you will be able to purchase, redeem, and exchange shares of the Acquiring Fund the same way that you purchase, redeem, and exchange shares of the Target Fund. For more information, see the sections titled “Choosing a Class of Shares—Buying and Selling Fund Shares” and “Choosing a Class of Shares—Exchange Privileges of the Funds.”

Will I be able to receive distributions the same way?

Like the Target Fund, the Acquiring Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Each Fund declares and pays any net investment income dividends annually. After the Reorganization, the Acquiring Fund expects to declare and pay any net investment income dividends annually. Each Fund makes distributions of capital gains, if any, at least annually. After the Reorganization, any income and capital gains will be reinvested in the class of shares of the Acquiring Fund you receive in the Reorganization or, if you have so elected, distributed in cash. Each Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable. For more information, see the section titled “Distribution and Shareholder Servicing Arrangements—Distribution Policy.”

Who will be the Adviser, Sub-Adviser, and Portfolio Managers of my Fund after the Reorganization?

For each Fund, Touchstone Advisors serves as the investment advisor.

DSM Capital Partners, LLC (“DSM”) serves as sub-adviser to the Target Fund, with Daniel Strickberger, David McVey, and Eric Woodworth, CFA serving as portfolio managers.

Daniel Strickberger, Chief Investment Officer, co-founded DSM in February 2001 and has served as a Managing Partner ever since. Mr. Strickberger serves as portfolio manager for the Funds and served as portfolio manager for the corresponding Predecessor Funds. Prior to co-founding DSM, Mr. Strickberger was a partner at W.P. Stewart & Company and Lazard Freres & Co. Mr. Strickberger is a member of DSM’s Board of Managers.

David McVey, Deputy Chief Investment Officer and Portfolio Manager, started in 1992 at Mutual Funds Service Company in Boston. In 1995, he became an equity research associate for biotechnology and healthcare at Hambrecht & Quist. He then moved to Furman Selz, becoming a vice president and serving as a media and entertainment analyst. Most recently, he has been a media and entertainment associate analyst at J.P. Morgan H&Q. David received a Bachelor of Science degree in Economics and Finance from New Hampshire College, and holds a Chartered Financial Analyst designation. David joined DSM in 2001 and is a member of DSM’s Board of Managers.

Eric Woodworth CFA, Deputy Chief Investment Officer and Portfolio Manager, joined PricewaterhouseCoopers (PwC) in 1994 as a technology consultant. He became a team leader and managed projects for PwC in Toronto and Chicago. He also served as an internal instructor for PwC in Tampa, Florida. Eric left PwC in 1999 to attend business school, spending his summer in equity research at Merrill Lynch. Eric holds a Bachelor of Arts in Economics from Williams College, an MBA in Finance from New York University, and holds a Chartered Financial Analyst designation. Eric joined DSM in 2001 and is a member of DSM’s Board of Managers.

Sands Capital Management, LLC (“Sands”) serves as sub-adviser to the Acquiring Fund, with Sunil H. Thakor, CFA, David E. Levanson, CFA, and Danielle Menichella, CFA serving as portfolio managers.

Sunil H. Thakor, CFA, Senior Portfolio Manager and Research Analyst, joined Sands Capital in 2004 as a Research Associate Intern and became a Research Analyst in 2005. In 2007, Mr. Thakor became Co-Portfolio Manager of the firm’s Global Growth strategy. He later helped launch the Global Leaders and International Growth strategies in 2017 and 2018, respectively. Prior to joining Sands Capital, he was an Associate/Analyst with Charles River Associates, Inc. from 1999 to 2004. Mr. Thakor received his bachelor’s degree from Colby College (1999) and an MBA from the Columbia Business School (2006).

David E. Levanson, CFA, Senior Portfolio Manager, Research Analyst and Executive Managing Director, worked for Sands Capital from 1992 to 1994 and rejoined Sands Capital in 2002. From 1996 to 1999, he was a Vice President and Research Analyst at State Street Research & Management and from 1999 to 2002, he worked as a Research Analyst at MFS Investment Management. Prior to joining Sands Capital in 1992, Mr. Levanson was a Research Analyst at the Capital Management Group, Folger Nolan Fleming Douglas, Inc. from 1990 to 1992. Mr. Levanson received his BS degree in Finance from the University of Florida (1990) and his MBA from the Darden School at University of Virginia (1996).

Danielle Menichella, CFA, Portfolio Manager and Senior Research Analyst, joined Sands Capital in 2013 as a Research Analyst. Ms. Menichella began her career as an Analyst at Emerging Markets Management in 1997, which was later acquired by Ashmore Group, where she was a Senior Analyst before joining Sands Capital. Ms. Menichella earned an AB in Economics and Public Policy from Duke University (1997).

After the Reorganization, Touchstone Advisors will continue to serve as investment advisor to the Acquiring Fund, with Sands and Messrs. Thakor, Levanson, and Ms. Menichella continuing in their capacity as sub-adviser and portfolio managers, respectively.

For additional information regarding Touchstone Advisors, the sub-adviser, and the portfolio managers, please see the section titled “The Funds’ Management—Investment Adviser” and “The Funds’ Management—Sub-Adviser and Portfolio Managers.”

What will be the primary federal income tax consequences of the Reorganization?

The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. If the Reorganization so qualifies, then generally no gain or loss will be recognized for federal income tax purposes by the Funds or their respective shareholders as a direct result of the Reorganization. As a condition to the closing of the Reorganization, the Funds will each receive an opinion from the law firm of K&L Gates LLP that the Reorganization qualifies as a tax-free reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS or a court from taking a contrary position. See “Information About the Reorganization—Material Federal Income Tax Consequences” for more information on the material federal income tax consequences of the Reorganization.

The Funds may incur brokerage commissions and/or transaction expenses associated with the sale and purchase of portfolio securities. Prior to the Reorganization, approximately 10% of the securities of the Target Fund are expected to be sold to provide increased liquidity in connection with the Reorganization. The Acquiring Fund may also dispose of certain securities after the Reorganization is consummated in the ordinary course. The Target Fund will bear brokerage commissions and/or other transaction costs in connection with the repositioning occurring prior to the Reorganization. It is estimated that the portfolio repositioning will result in brokerage commissions and/or transaction costs of approximately $30,000, or approximately $0.006 per share or 0.05% of net assets, for the Target Fund.

How do the Funds’ investment goals and principal investment strategies compare?

The Funds have identical investment goals. The Target Fund’s and the Acquiring Fund’s investment goal is to seek long-term capital appreciation. The Funds’ principal investment strategies are similar in that they both invest in equity and equity-related securities of foreign issuers. The Funds also both invest with a growth style, and each Fund may invest in emerging market countries. Although the Funds’ investment strategies are similar, there are slight differences between them, namely that the Acquiring Fund is limited to investing up to 30% of its assets in issuers in emerging market or frontier market countries, while the Target Fund does not contain such a limit. In addition, the Acquiring Fund’s investment strategy includes disclosure regarding Sands’ consideration of corporate governance, social and environmental practices (collectively, “ESG”) as part of its evaluation of a company, while the Target Fund’s investment strategy does not contain similar disclosure.

Each Fund also has substantially similar fundamental investment limitations, which are set forth in Exhibit B.

The following tables describe the investment goals and principal investment strategies of the Target Fund and the Acquiring Fund.

	Target Fund	Acquiring Fund
Investment Goal	The Fund seeks to achieve long-term capital appreciation.	The Fund seeks long-term capital appreciation.

Principal Investment Strategy

Under normal circumstances, the Fund will primarily invest its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions, the Fund primarily invests its assets directly in the securities of foreign issuers, and may also invest through, but not limited to, American Depository Receipts (“ADRs”) and other depositary receipts. The Fund may generally invest up to 20% of its net assets in equity securities of non-foreign issuers. The Fund generally will contain 25 to 50 equity securities.

In determining whether an issuer is foreign, DSM Capital Partners LLC (“DSM”), the Fund’s sub-adviser, will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by DSM. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States, including issuers in emerging market countries. The Fund may, from time to time, have significant exposure to one or more issuers, geographic regions or sectors of the global economy.

The Fund may focus its investments in a particular sector or sectors of the economy. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other emerging market countries, which involves certain additional risks and special considerations not typically associated with investment in more developed economies or markets. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. As of September 30, 2023, the countries in the MSCI Emerging Markets

The Fund invests, under normal market conditions, at least 80% of its assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in foreign countries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts. The Fund will generally consider qualifying investments to be in companies of any size that are organized under the laws of, or maintain their principal place of business in a foreign country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their productive assets, as determined by the Fund’s sub-adviser, Sands Capital Management, LLC (“Sands Capital”), in such countries. The Fund generally invests in a concentrated portfolio of 25 to 40 issuers, with position sizes weighted by the conviction Sands Capital has in the investment opportunity. Issuers are selected through fundamental research undertaken by Sands Capital.

The Fund may also invest up to 30% of its assets in issuers in emerging market or frontier market countries. The Fund classifies emerging markets countries as those countries not included in the MSCI World Index, a developed market index. As of December 31, 2023, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

In selecting securities for the Fund, Sands Capital utilizes proprietary, fundamental, business-focused research to identify companies for investment that it believes have

Index included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The country composition of the MSCI Emerging Markets Index can change over time.

DSM manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. DSM normally holds securities with long-term investment horizons and does not engage in short-term frequent trading. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

the capacity to generate sustainable, above-average growth over a five-year time horizon. This “bottom-up” approach to investment selection focuses on a company’s long-term business fundamentals, as opposed to sector or regional allocations. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors relative to the stated benchmark. Sands Capital seeks to identify leading growth businesses that meet the following criteria:

•  Sustainable above-average earnings growth

•  Leadership position in a promising business space

•  Significant competitive advantage/unique business franchise

•  Clear mission and value-added focus

•  Financial strength

•  Rational valuation relative to the market and business prospects

As part of the evaluation of a company, Sands Capital may consider corporate governance, social, and environmental practices (collectively, “ESG”) when it believes such practices may be material to the long-term shareowner value-creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG practices vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these practices is integrated into the investment decision making process to the extent it believes they may affect a company’s value creation potential.

Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself.

Principal Risks

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could return less than other investments. Investments in a Fund are not bank guaranteed, are not deposits and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.

The principal risks of investing in the Funds are similar, as their investment goals are identical and their principal investment strategies are similar. The principal risks of the Funds are set forth below, and such risks apply to both Funds unless otherwise noted. Although the principal risks of the Funds are similar, there are certain differences, including that the Target Fund includes Convertible Securities Risk while the Acquiring Fund includes ESG Investing Risk and Frontier Markets Risk.

The following table compares the principal investment risks of the Target Fund to the principal investment risks of the Acquiring Fund. The principal risks of the Funds are set forth further below, and the risks of investing in the Funds cannot be determined from the following table alone.

	Target Fund	Acquiring Fund
Cybersecurity Risk	X	X
Convertible Securities Risk	X
Depository Receipts Risk	X	X
Economic and Market Events Risk	X	X
Emerging Markets Risk	X	X
ESG Investing Risk		X

Equity Securities Risk	X	X

Foreign Securities Risk	X	X
Frontier Markets Risk		X

Growth-Investing Risk	X	X

Management Risk	X	X
Preferred Stock Risk	X	X

Sector Focus Risk	X	X

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•

Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

•

Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•

Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Growth-Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Adviser engages one or more sub-advisers to make investment decisions for a portion of or the entire portfolio. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Fund’s service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

ESG Investing Risk: The Fund’s sub-adviser may consider ESG factors that it deems relevant or additive, along with other material factors and analysis, when selecting investments for the Fund. The Fund’s ESG criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

Cybersecurity Risk: Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on the Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value. The Fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there is no guarantee that the Fund will be able to prevent or mitigate the impact of any or all cyber-events.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is intended to eliminate the offering of multiple funds with identical investment goals and similar principal investment strategies. The Reorganization has the potential to provide efficiencies and economies of scale for the combined Fund. At a meeting held on February 15, 2024, the Board of Trustees of the Target Fund Trust and the Acquiring Fund Trust, including the Independent Trustees of the Board, determined that the Reorganization was in the best interests of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The Board approved the Reorganization.

In evaluating the Reorganization, the Board reviewed, with the assistance of independent legal counsel to the Independent Trustees, materials furnished by Touchstone Advisors, the investment advisor to the Funds. These materials included information regarding the operations and financial condition of the Funds and the principal terms and conditions of the Reorganization, including that the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. The Board considered the following factors, among others:

•

the investment goals, principal investment strategies, principal risks, sub-adviser and portfolio managers of the Funds, including those in regard to the Acquiring Fund that would become effective concurrently with the Reorganization;

•	the historical investment performance record of the Funds and the investment strategy to be used by the Acquiring Fund’s new sub-adviser in managing the Acquiring Fund following the Reorganization;

•	the net assets of the respective Funds;

•

the advice and recommendation of Touchstone Advisors, including its opinion that the Reorganization would be in the best interests of the Funds and that the combined Fund would have enhanced marketability and a greater opportunity to achieve economies of scale than either Fund operating individually;

•	the investment advisory fee and other fees paid by the Funds, the expense ratios of the Funds and the contractual limitations on the Funds’ expenses;

•	the anticipated benefits to the Funds, including operating efficiencies, that may be achieved from the Reorganization;

•	that the expenses of the Reorganization would not be borne by the Funds’ shareholders (other than transaction costs relating to the purchase and sale of portfolio securities by the Funds);

•	the terms and conditions of the Reorganization, including the Acquiring Fund’s assumption of all of the liabilities of the Target Fund;

•	that the Reorganization is intended to be a tax-free reorganization for federal income tax purposes;

•

the potential disadvantages of the Reorganization, including the possibility that certain Target Fund shareholders might redeem their shares of the Target Fund prior to the Reorganization and that the assets of the Target Fund transferred to the Acquiring Fund in the Reorganization might be less than expected.

•	alternatives to the Target Fund, including potential liquidation; and

•	alternatives available to shareholders of the Target Fund, including the ability to redeem or exchange their shares.

During their assessment of the Reorganization, the Independent Trustees of the Board met with independent legal counsel outside the presence of representatives of management regarding the legal issues involved. After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any potential operating efficiencies or other benefits will in fact be realized, the Board, including the Independent Trustees, concluded that the Reorganization would be in the best interests of each Fund and the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.

Agreement and Plan of Reorganization

A form of the Plan is set forth in Exhibit A. The Plan provides that all of the assets of the Target Fund will be transferred to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund on or about June 14, 2024, or such other date as may be agreed upon by the parties (the “Closing Date”). The class or classes of the Acquiring Fund shares that you will receive in connection with the Reorganization will be the same as the class or classes of the Target Fund shares that you own immediately prior to the closing of the Reorganization.

Prior to the close of business on the Closing Date, the Target Fund will endeavor to discharge all of its known liabilities and obligations. In addition, prior to the close of business on the Closing Date, for tax reasons, the Target Fund will distribute to its shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date, all of the Target Fund’s net tax-exempt income for all taxable periods ending on or before the Closing Date, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax).

The Bank of New York Mellon, the sub-administrator for the Funds, will compute the value of the Target Fund’s portfolio of securities. The method of valuation employed will be consistent with the valuation procedures described in the Target Fund Trust’s declaration of trust and the Target Fund’s prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

As soon after the closing as practicable, the Target Fund will distribute pro rata (or proportionate) to its shareholders of record as of the time of such distribution the full and fractional shares of the Acquiring Fund received by the Target Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Target Fund’s shareholders on the Acquiring Fund’s share records of its transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the appropriate class of the Acquiring Fund due a Target Fund shareholder. All issued and outstanding shares of the Target Fund will be cancelled. After these distributions and the winding up of its affairs, the Target Fund will be terminated.

The Reorganization is subject to the satisfaction or waiver of the conditions set forth in the Plan. The Plan may be terminated (1) by the mutual agreement of the Target Fund and the Acquiring Fund; or (2) at or prior to the closing by either party (a) in the event of a material breach by the other of any representation, warranty, or covenant contained in the Plan to be performed at or prior to the closing, (b) if a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before June 14, 2024, or such other date as to which the Investment Companies agree.

Touchstone Advisors, and not the Funds, will bear 100% of the costs of the Reorganization (other than transaction costs relating to the purchase and sale of portfolio securities by the Target Fund and the Acquiring Fund), which are estimated to be approximately $226,000 or approximately 0.1731% of the Target Fund’s net assets (as of February 26, 2024), whether or not the Reorganization is completed.

Description of the Securities to be Issued

Shareholders of the Target Fund as of the closing will receive full and fractional shares of the Acquiring Fund in accordance with the terms of the Plan. The shares of the Acquiring Fund to be issued in connection with the Reorganization will be duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. Shares of the Acquiring Fund to be issued in the Reorganization will have no preemptive or conversion rights and no share certificates will be issued.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a Target Fund shareholder. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Prospectus/Information Statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local, or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Target Fund shares as part of a hedge, straddle, conversion or other integrated transaction; a person with “applicable financial statements” within the meaning of Section 451(b) of the Code; a person who does not hold Target Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a non-waivable condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from the law firm of K&L Gates LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:

(i) The transfer by the Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund shares so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(ii) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Target Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

(iii) No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund shares so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

(iv) No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange, pursuant to the Plan, of all their shares of the Target Fund solely for Acquiring Fund shares.

(v) The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Plan will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.

(vi) The holding period of the Acquiring Fund shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares were held as capital assets at the effective time of the Reorganization.

(vii) The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

(viii) The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization. Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the Reorganization, the Target Fund will declare and pay a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax exempt income and realized net capital gain (after reduction for available capital loss carryforwards and excluding certain capital gain on which the Target Fund paid tax), if any, for all periods through the Closing Date. Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets as discussed below. Even if reinvested in additional shares of the

Target Fund, which would be exchanged for shares of the Acquiring Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.

If portfolio assets of the Target Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis (after taking into account any available capital loss carryforwards) will be distributed to the Target Fund’s shareholders as capital gains (to the extent of net long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net short-term capital gain over any net long-term capital loss) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

The Reorganization will cause the tax year of the Target Fund to close. After the Reorganization, the Acquiring Fund’s ability to use the Target Fund’s or the Acquiring Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.

As of June 30, 2023, for U.S. federal income tax purposes, the Target Fund had capital loss carryforwards of $13,939,396. As of December 31, 2023, for U.S. federal income tax purposes, the Target Fund had net unrealized gains of $12,622,596. As of September 30, 2023, for U.S. federal income tax purposes, the Acquiring Fund had no capital loss carryforwards. As of September 30, 2023, for U.S. federal income tax purposes, the Acquiring Fund had net unrealized losses of $2,567,132.

In addition, shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain the Acquiring Fund realizes after the Reorganization, including any built-in gain in the portfolio investments of the Target Fund or the Acquiring Fund that was unrealized at the time of the Reorganization, may result in taxable distributions to shareholders holding shares of the Acquiring Fund (including former shareholders of the Target Fund who hold shares of the Acquiring Fund following the Reorganization). After the Reorganization, the Acquiring Fund is expecting to sell most of the Target Fund’s investment portfolio received in the Reorganization. The Acquiring Fund does not plan to reposition its portfolio prior to or after the Reorganization.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. However, mutual funds must report cost basis information to you and the IRS when a shareholder sells or exchanges shares acquired on or after January 1, 2012 that are not in a retirement account (“covered shares”). Cost basis reporting by a mutual fund is not required if the shares were acquired in a reorganization and the basis of the acquired shares is determined from the basis of shares that were not covered shares.

This discussion does not address any state, local or foreign tax issues and is limited to material federal income tax issues. You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

Pro Forma Capitalization

The following table sets forth the net assets, number of shares outstanding, and net asset value (“NAV”) per share, assuming the Reorganization had been completed as of March 31, 2024. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after giving effect to the Reorganization and assuming the Reorganization had been completed as of March 31, 2024. These numbers may differ as of the Closing Date of the Reorganization.

	Touchstone International Growth Fund	Touchstone Sands Capital International Growth Equity Fund	Pro Forma Adjustments		Pro Forma Touchstone Sands Capital International Growth Equity Fund After Reorganization

Net Assets (all classes)	$55,779,435	$45,710,707			$101,490,142
Class A
Net assets	$1,369,798	$8,308,663			$9,678,461
Shares outstanding	105,226	964,151	53,683	(2)	1,123,060
Net asset value per share	$13.02	$8.62			$8.62
Class C
Net assets	$689,808	$468,012			$1,157,820
Shares outstanding	55,865	53,073	22,345	(2)	131,283
Net asset value per share	$12.35	$8.82			$8.82
Class Y
Net assets	$50,952,020	$18,398,057			$69,350,077
Shares outstanding	3,797,591	2,132,216	2,106,467	(2)	8,036,274
Net asset value per share	$13.42	$8.63			$8.63
Institutional Class
Net assets	$2,767,809	$3,834			$2,771,643
Shares outstanding	204,415	444	115,933	(2)	320,792
Net asset value per share	$13.54	$8.64			$8.64
Class R6(3)
Net assets	$0	$18,532,141			$14,489,789
Shares outstanding	-	2,145,095	-		2,145,095
Net asset value per share	$0.00	$8.64			$8.64

(1) Touchstone Advisors, and not the Funds, will bear 100% of the Reorganization expenses.

(2) Pro forma shares outstanding have been adjusted for the accumulated change in the number of the Target Fund’s shareholder accounts based on the relative value of each Fund’s net asset value per share as of March 31, 2024.

(3) Class R6 shares of the Acquiring Fund are not involved in the Reorganization.

THE FUNDS’ MANAGEMENT

The Funds have the same investment advisor.

Investment Adviser

Touchstone Advisors, Inc.

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

Touchstone Advisors has been a SEC-registered investment advisor since 1994. As of December 31, 2023, it had approximately $26.7 billion in assets under management. As the Funds’ investment adviser, Touchstone Advisors reviews, supervises, and administers the Funds’ investment programs and also ensures compliance with the Funds’ investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund’s sub-adviser(s), subject to approval by the applicable Board. Touchstone Advisors selects a sub-adviser that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-adviser, including:

•	level of knowledge and skill;

•	performance as compared to its peers or benchmark;

•	consistency of performance over 5 years or more;

•	level of compliance with investment rules and strategies;

•	employees;

•	facilities and financial strength; and

•	quality of service.

Touchstone Advisors will also continually monitor each sub-adviser’s performance through various analyses and through in-person, telephone, and written consultations with a sub-adviser. Touchstone Advisors discusses its expectations for performance with each sub-adviser and provides evaluations and recommendations to the applicable Board, including whether or not a sub-adviser’s contract should be renewed, modified, or terminated.

The SEC has granted an exemptive order that permits the Trusts or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisers, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub- advisory agreement with a sub-adviser affiliated with the Trust of which it is a series or Touchstone Advisors other than by reason of serving as a sub-adviser to one or more Funds. Shareholders of a Fund will be notified of any material changes in the Fund’s sub-advisory arrangements. After the Reorganization, Touchstone Advisors and the Trusts will continue to rely on this exemptive order.

Two or more sub-advisers may manage a Fund, with each managing a portion of the Fund’s assets. If a Fund has more than one sub-adviser, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-adviser. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisers.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-adviser, custodian, transfer agent, sub-administrative agent, or other parties. For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Fund at an annualized rate based on the average daily net assets of the Fund. The annual fee rate below is the fee paid to Touchstone Advisors by each Fund for each Fund’s most recent fiscal year end and is net of advisory fees waived by Touchstone Advisors, if any. Touchstone Advisors, and not the Funds, pays from its advisory fee sub-advisory fees to the Funds’ sub-advisers.

The Acquiring Fund pays an advisory fee at an annual rate of 0.65% on the first $1 billion; and 0.60% on assets over $1 billion.

The Target Fund pays an advisory fee at an annual rate of 0.80% on the first $1 billion; 0.75% on the next $500 million; 0.70% on the next $500 million; and 0.65% on assets in excess of $2 billion.

The annual fee rate below is the fee paid to Touchstone Advisors by the Target Fund and the Acquiring Fund for each Fund’s fiscal year end, as noted below, net of any fee waivers and/or expense reimbursements, which are discussed in more detail below. Touchstone Advisors, and not the Funds, pays sub-advisory fees to DSM and Sands from its advisory fee.

1.	Target Fund 0.52% (fiscal year ended June 30, 2023)

2.	Acquiring Fund 0.26% (fiscal year ended September 30, 2023)

Sub-Adviser and Portfolio Managers

Target Fund

DSM Capital Partners, LLC, located at 7111 Fairway Drive, Suite 350, Palm Beach Gardens, Florida 33418, serves as sub-adviser to the International Growth Fund and Large Company Growth Fund and served as sub-adviser to the corresponding Predecessor Funds. As sub-adviser, DSM makes investment decisions for the Funds and also seeks to ensure compliance with the Funds’ investment policies and guidelines. DSM was founded in 2001 and serves as investment adviser to endowments and foundations, pensions plans, family offices, high net worth individual investors, and corporations. DSM is primarily owned by its co-founders Stephen Memishian and Daniel Strickberger. As of June 30, 2023, DSM had approximately $6.2 billion in assets under management.

The following individuals are jointly and primarily responsible for the management of the Target Fund’s portfolio.

Daniel Strickberger, Chief Investment Officer, co-founded DSM in February 2001 and has served as a Managing Partner ever since. Mr. Strickberger serves as portfolio manager for the Funds and served as portfolio manager for the corresponding Predecessor Funds. Prior to co-founding DSM, Mr. Strickberger was a partner at W.P. Stewart & Company and Lazard Freres & Co. Mr. Strickberger is a member of DSM’s Board of Managers.

David McVey, Deputy Chief Investment Officer and Portfolio Manager, started in 1992 at Mutual Funds Service Company in Boston. In 1995, he became an equity research associate for biotechnology and healthcare at Hambrecht & Quist. He then moved to Furman Selz, becoming a vice president and serving as a media and entertainment analyst. Most recently, he has been a media and entertainment associate analyst at J.P. Morgan H&Q. David received a Bachelor of Science degree in Economics and Finance from New Hampshire College, and holds a Chartered Financial Analyst designation. David joined DSM in 2001 and is a member of DSM’s Board of Managers.

Eric Woodworth, CFA, Deputy Chief Investment Officer and Portfolio Manager, joined PricewaterhouseCoopers (PwC) in 1994 as a technology consultant. He became a team leader and managed projects for PwC in Toronto and Chicago. He also served as an internal instructor for PwC in Tampa, Florida. Eric left PwC in 1999 to attend business school, spending his summer in equity research at Merrill Lynch. Eric holds a Bachelor of Arts in Economics from Williams College, an MBA in Finance from New York University, and holds a Chartered Financial Analyst designation. Eric joined DSM in 2001 and is a member of DSM’s Board of Managers.

Acquiring Fund

Sands Capital Management, LLC, located at 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209, serves as sub-adviser to the Sands Capital International Growth Equity Fund. As sub-adviser, Sands Capital makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. Sands Capital is controlled by Frank M. Sands. As of September 30, 2023, Sands Capital had approximately $40.1 billion in discretionary assets under management in the firm’s public equity strategies.

The following individuals are jointly and primarily responsible for the management of the Acquiring Fund’s portfolio.

Sunil H. Thakor, CFA, Senior Portfolio Manager and Research Analyst, joined Sands Capital in 2004 as a Research Associate Intern and became a Research Analyst in 2005. In 2007, Mr. Thakor became Co-Portfolio Manager of the firm’s Global Growth strategy. He later helped launch the Global Leaders and International Growth strategies in 2017 and 2018, respectively. Prior to joining Sands Capital, he was an Associate/Analyst with Charles River Associates, Inc. from 1999 to 2004. Mr. Thakor received his bachelor’s degree from Colby College (1999) and an MBA from the Columbia Business School (2006).

David E. Levanson, CFA, Senior Portfolio Manager, Research Analyst and Executive Managing Director, worked for Sands Capital from 1992 to 1994 and rejoined Sands Capital in 2002. From 1996 to 1999, he was a Vice President and Research Analyst at State Street Research & Management and from 1999 to 2002, he worked as a Research Analyst at MFS Investment Management. Prior to joining Sands Capital in 1992, Mr. Levanson was a Research Analyst at the Capital Management Group, Folger Nolan Fleming Douglas, Inc. from 1990 to 1992. Mr. Levanson received his BS degree in Finance from the University of Florida (1990) and his MBA from the Darden School at University of Virginia (1996).

Danielle Menichella, CFA, Portfolio Manager and Senior Research Analyst, joined Sands Capital in 2013 as a Research Analyst. Ms. Menichella began her career as an Analyst at Emerging Markets Management in 1997, which was later acquired by Ashmore Group, where she was a Senior Analyst before joining Sands Capital. Ms. Menichella earned an AB in Economics and Public Policy from Duke University (1997).

Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Board’s approval of the Target Fund’s advisory and sub-advisory agreements can be found in the Target Fund Trust’s December 31, 2023 annual report and is also included in the Target Fund Trust’s December 31, 2023 Form N-CSR filing.

A discussion of the basis for the Board’s approval of the Acquiring Fund’s advisory and sub-advisory agreements can be found in the Acquiring Fund Trust’s March 31, 2023 semi-annual report and September 30, 2023 annual report, respectively, and are also included in the Acquiring Fund Trust’s March 31, 2023 and September  30, 2023 Form N-CSR filings.

Expense Limitation Agreement

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure that each Fund’s total annual operating expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual expense limits set forth below. The contractual expense limits set forth in the table below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees, and other anticipated class specific expenses, if applicable. Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the applicable Fund’s Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to Touchstone Advisors only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Fees waived and expenses reimbursed by Touchstone Advisors with respect to the Target Fund prior to the closing of the Reorganization may not be recouped by Touchstone Advisors following the closing of the Reorganization.

Fund	Expense Limit	Effective Through
Touchstone International Growth Fund
Class A	1.24%	October 29, 2024
Class C	1.99%	October 29, 2024
Class Y	0.99%	October 29, 2024
Institutional Class	0.89%	October 29, 2024
Touchstone Sands Capital International Growth Equity Fund
Class A	1.17%	June 30, 2025
Class C	1.95%	June 30, 2025
Class Y	0.90%	June 30, 2025
Institutional Class	0.86%	June 30, 2025

Other Service Providers

The Funds currently have the same service providers. Upon completion of the Reorganization, the Acquiring Fund will continue to engage its existing service providers, as set forth in the chart below.

Service Providers
Principal Underwriter	Touchstone Securities, Inc.
Administrator	Touchstone Advisors, Inc.
Sub-Administrative Agent	The Bank of New York Mellon
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	Ernst & Young LLP

CHOOSING A CLASS OF SHARES

Share Class Offerings. The Acquiring Fund is offering the following classes of shares pursuant to this Prospectus/Information Statement and the SAI: Class A, Class C, Class Y, and Institutional Class. The Acquiring Fund also offers Class R6 shares, which are not offered pursuant to this Prospectus. Each class of shares has different sales charges and distribution fees. You will not pay any sales load, commission, or other similar fee in connection with the shares you will receive in the Reorganization. However, additional purchases, exchanges and redemptions of shares of a Fund will be subject to any sales loads, commissions, and other similar fees applicable to the Fund. For additional information regarding sales charges, sales charge reductions and waivers, and distribution fees applicable to Fund shares not offered in this Prospectus/Information Statement and the SAI, see the sections titled “Choosing a Class of Shares” and “Investing with Touchstone” in the Acquiring Fund’s prospectus.

Class A Shares

The offering price of Class A shares of each Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. Class A shares are subject to a Rule 12b-1 distribution fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Class A Sales Charge. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Funds. The amount of front-end sales charge is shown as a percentage of (1) the offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

You will not pay any front-end sales charge in connection with the shares you will receive in the Reorganization.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price

Under $25,000	5.00%	5.26%	4.50%

$25,000 but less than $50,000	4.50%	4.71%	4.25%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $1 million	2.00%	2.04%	1.75%

$1 million or more	0.00%	0.00%	None*

*Distributor may pay a Finder’s Fee on qualifying assets to dealers who initiate purchases of Touchstone equity fund Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1.00%.

Waiver of Class A Sales Charge.* There is no front-end sales charge if you invest $1 million or more in any share class of the Touchstone equity funds. Additionally, there is no front-end sales charge if you invest $500,000 or more in any share class of the Touchstone fixed income funds. If you redeem shares that were part of the $1 million or $500,000 breakpoint purchase within one year of that purchase, you may pay a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, on the shares redeemed if a commission was paid by Touchstone Securities, Inc. (the “Distributor” or “Touchstone Securities”) to the broker-dealer on the account. There is no front-end sales charge on exchanges between Funds with the same load schedule or from a higher load schedule to a lower load schedule. In addition, there is no front-end sales charge on the following purchases:

•	Purchases by registered representatives or other employees** (and their immediate family members***) of financial intermediaries having selling agreements with Touchstone Securities.

•

Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone Securities.

•	Purchases by a trust department of any financial intermediary serving in a fiduciary capacity as trustee to any trust over which it has discretionary trading authority.

•

Purchases through a financial intermediary that has agreements with Touchstone Securities, or whose programs are available through financial intermediaries that have agreements with Touchstone Securities relating to mutual fund supermarket programs, fee-based wrap or asset allocation programs.

•

Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 in plan assets. This waiver applies to any investing employee benefit plan meeting the minimum eligibility requirements and whose transactions are executed through a financial intermediary that has entered into an agreement with Touchstone Securities to use the Touchstone Funds in connection with the plan’s accounts. The term “employee benefit plan” applies to qualified pension, profit-sharing, or other employee benefit plans.

•	Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone Securities.

•	Reinvestment of redemption proceeds from Class A shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

* Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Ameriprise Financial, Edward D. Jones & Co., Janney Montgomery Scott, J.P. Morgan Securities LLC, Merrill Lynch, Morgan Stanley, Oppenheimer & Co. Inc., Raymond James and Robert W. Baird & Co. Incorporated.

** The term “employee” is deemed to include current and retired employees.

*** Immediate family members are defined as the parents, mother-in-law or father-in-law, spouse, brother or sister, brother-in-law or sister-in-law, son-in-law or daughter-in-law, niece or nephew and children of a registered representative or employee, and any other individual to whom the registered representative or employee provides material support.

Touchstone Securities has agreed to waive the Class A sales charge for clients of financial intermediaries that have entered into an agreement with Touchstone Securities to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers. As of the date of this Prospectus, this arrangement applies to shareholders purchasing Fund shares through platforms at the following intermediaries:

•	Merrill Lynch

•	RBC

•	JP Morgan Securities

•	Morgan Stanley

•	Raymond James

•	Ameriprise Financial

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Ameriprise Financial, Edward D. Jones & Co., Janney Montgomery Scott, J.P. Morgan Securities LLC, Merrill Lynch, Morgan Stanley, Oppenheimer & Co. Inc., Raymond James and Robert W. Baird & Co. Incorporated. You should ask your financial intermediary if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should carefully consider any separate transaction fee or other fees charged by these programs in connection with investing in each available share class before selecting a share class.

You must notify your financial intermediary (or Touchstone Securities for purchases made directly from the Funds) at the time of purchase that you believe you qualify for a sales charge waiver, in addition to providing appropriate proof of your eligibility. Failure to provide such notification and proof may result in you not receiving the sales charge waiver to which you are otherwise entitled. For direct purchases through Touchstone Securities you may apply for a waiver by marking the appropriate section on the investment application and completing the “Special Account Options” form. You can obtain the application and form by calling Touchstone at 1.800.543.0407 or by visiting the Touchstone Funds’ website: TouchstoneInvestments.com. Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund. At the option of the Fund, the front-end sales charge may be included on future purchases.

Letter of Intent. If you plan to invest at least $25,000 in Touchstone equity funds or $50,000 in Touchstone fixed income funds (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months, you may qualify for a reduced sales charge of Class A shares of any Touchstone fund by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $25,000 in Touchstone equity funds or at least $50,000 Touchstone fixed income funds sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. If you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), then your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Ameriprise Financial, Edward D. Jones & Co., Janney Montgomery Scott, J.P. Morgan Securities LLC, Merrill Lynch, Morgan Stanley, Oppenheimer & Co. Inc., Raymond James and Robert W. Baird & Co. Incorporated.

Other Information. Information about sales charges and breakpoints is also available in a clear and prominent format on the Touchstone Funds’ website: TouchstoneInvestments.com. You can access this information by selecting the “Resources” link and then the “Sales Charges and Breakpoints” link under the heading “Regulatory.” For more information about qualifying for a reduced or waived sales charge, contact your financial adviser or contact Touchstone at 1.800.543.0407.

Class C Shares

Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class C shares are subject to a Rule 12b-1 fee. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them. In most cases it is more advantageous to purchase Class A shares for amounts of $1 million or more. Therefore, a request to purchase Class C shares for $1 million or more will be considered as a purchase request for Class A shares or declined. Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Ameriprise Financial, Edward D. Jones & Co., Janney Montgomery Scott, J.P. Morgan Securities LLC, Merrill Lynch, Morgan Stanley, Oppenheimer & Co. Inc., Raymond James and Robert W. Baird & Co. Incorporated.

Effective June 30, 2020, Class C shares of each Fund automatically convert into Class A shares of the same Fund after they have been held for eight (8) years. The conversion is not considered a taxable event for federal income tax purposes. These automatic conversions are executed without any sales charge (including CDSCs), redemption or transaction fee, or other charge. After such a conversion takes place, the shares will be subject to all features, rights and expenses of Class A shares. If you hold Class C shares through certain financial intermediaries, such as an omnibus account or group retirement recordkeeping platform, your intermediary may not be able to track the amount of time you held your Class C shares purchased before June 30, 2020. In that case, Class C shares held prior to June 30, 2020 would convert to Class A shares eight (8) years after June 30, 2020, the effective date of this policy. In addition, Class C shares held through certain financial intermediaries may convert to Class A shares of the same Fund in a shorter time frame than shares purchased directly from the Fund. Please contact your financial intermediary for further information about its Class C shares to Class A shares conversion policy.

Class Y Shares

Class Y shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class Y shares are not subject to a Rule 12b-1 fee or CDSC. In addition, Class Y shares may be purchased through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Touchstone Securities to include the Touchstone Funds in their program where the intermediary provides investors participating in their program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your financial institution if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Touchstone Funds and are not reflected in the fee tables or expense examples in this prospectus. Investors should carefully consider any separate transaction fee or other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Institutional Class Shares

Institutional Class shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional Class shares are not subject to a Rule 12b-1 fee or contingent deferred sales charge (“CDSC”).

Buying and Selling Fund Shares

Class A, Class C, Class Y, and Institutional Class shares of the Acquiring Fund have the below minimum investment requirements.

	Classes A, C, and Y

	Initial Investment	Additional Investment

Regular Account	$2,500	$50

Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50

Investments through the Automatic Investment Plan	$100	$50

	Institutional Class

	Initial Investment	Additional Investment

Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 534467, Pittsburgh, PA 15253-4467, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the “Investing with Touchstone” section of the Fund’s prospectus or call 1.800.543.0407.

Exchange Privileges of the Funds

Each Fund has the same exchange privileges. The Funds are subject to the exchange privileges listed below.

•	Class A shares may be exchanged into Class A shares of any other Touchstone Fund at NAV, although Touchstone Funds that are closed to new investors may not accept exchanges.

•	Class C shares may be exchanged into Class C shares of any other Touchstone Fund, although Touchstone Funds that are closed to new investors may not accept exchanges.

•

Class Y shares of a Fund are exchangeable for Class Y shares of any other Touchstone Fund, as long as investment minimums and proper selling agreement requirements are met. Class Y shares may be available through financial intermediaries that have appropriate selling agreements with Touchstone Securities, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers. Touchstone Funds that are closed to new investors may not accept exchanges.

•

Institutional Class shares of the Funds are exchangeable for Institutional Class shares of any other Touchstone Fund as long as investment minimums and proper selling agreement requirements are met, although Touchstone Funds that are closed to new investors may not accept exchanges.

•

Class A, C, and Y shareholders who are eligible to invest in Institutional Class shares are eligible to exchange their respective shares of the same Fund, if offered in their state, and such an exchange can be accommodated by their financial intermediary. Please see the Fund’s SAI for more information under “Choosing a Class of Shares.”

•

Class A and Class C shareholders who are eligible to invest in Class Y shares are eligible to exchange their Class A shares and/or Class C shares for Class Y shares of the same Fund, if offered in their state and such an exchange can be accommodated by their financial intermediary. Please see the Fund’s SAI for more information under “Choosing a Class of Shares.”

IMPORTANT INFORMATION ABOUT EXCHANGES: Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Before making an exchange of your Fund shares, you should carefully review the disclosure provided in the prospectus relating to the Fund into which you are exchanging. Touchstone Funds that are closed to new investors may not accept exchanges. You do not have to pay any exchange fee for your exchange, but if you exchange from a Fund with a lower load schedule to a Fund with a higher load schedule you may be charged the load differential.

You may realize a taxable gain if you exchange shares of a Fund for shares of another Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Rule 12b-1 Distribution Plans. Each Fund has adopted distribution plans, with respect to its Class A and Class C shares, under Rule 12b-1 of the 1940 Act. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges. Class Y shares and Institutional Class shares are not subject to a fee pursuant to a Rule 12b-1 plan. For more information on these plans, please see the section titled “Rule 12b-1 Distribution Plans” in each Fund’s prospectus.

Additional Compensation to Financial Intermediaries. Touchstone Securities, the Trust’s principal underwriter, at its own expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Funds or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a periodic basis. These payments are generally based on a pro rata share of a dealer’s sales. Touchstone Securities may also provide compensation in connection with conferences, sales, or training programs for employees, seminars for the public, advertising, and other dealer-sponsored programs.

Touchstone Advisors, at its own expense, may also provide additional compensation to certain broker dealers, financial intermediaries or service providers for certain services including distribution, administrative, sub-accounting, sub-transfer agency or shareholder servicing activities. These additional cash payments to a financial intermediary are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration, and sub-transfer agency fees). These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary bears certain costs in connection with providing shareholder services to Fund shareholders. Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

Touchstone Advisors and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold. The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and Touchstone Advisors or its affiliates may provide for increased rates of compensation as the dollar value of each Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. You should consult with your financial intermediary and review carefully any disclosure by the financial firm as to compensation received by your financial intermediary. Although each Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and Touchstone Advisors will not consider the sale of the Fund’s shares as a factor when choosing financial firms to effect those transactions. For more information on payment arrangements, please see the section entitled “Touchstone Securities” in the Funds’ SAI.

Distribution Policy. Each Fund intends to distribute to its shareholders substantially all of its net income and net capital gains. Dividends, if any, are declared and paid annually by each Fund. Each Fund makes distributions of net capital gains, if any, at least annually. If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.

After the Reorganization, shareholders of the Target Fund who currently have their dividends or distributions reinvested will have dividends or distributions received from the Acquiring Fund reinvested in the same class of shares of the Acquiring Fund as they owned in the Target Fund. Shareholders of the Target Fund who have elected to receive dividends or distributions in cash will receive dividends or distributions from the Acquiring Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have both dividends and distributions reinvested in additional shares of the Acquiring Fund.

The Funds have each qualified and intend to remain qualified (for the Target Fund, through the Closing Date) to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must, among other things, distribute at least 90% of its net taxable and tax-exempt income and diversify its holdings as required by the Code. While so qualified, so long as a Fund distributes all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income and any realized net capital gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a summary of certain important provisions of the governing instruments and governing laws applicable to the Acquiring Fund Trust and the Target Fund Trust, but is not a complete description. Further information about each Trust’s governance structure is contained in the Funds’ SAI and the Trust’s governing documents, which are on file with the SEC.

Organization and Governing Law. Each Fund is an open-end, management investment company. The Target Fund is a series of Touchstone Strategic Trust, a Massachusetts Business Trust. The Acquiring Fund is a series of Touchstone Funds Group Trust, a Delaware Statutory Trust. A Fund organized as a series of a Delaware statutory trust is governed by Delaware law and the trust’s declaration of trust and by-laws or similar instruments. The power and authority to manage the Funds and their affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute. The Funds are governed by their respective Declarations of Trust (the “Declarations”) and By-Laws, both as amended, related or supplemented from time to time. The Funds are also governed by applicable federal law. Each Fund and its business and affairs are managed under the supervision of its Board of Trustees. The principal provisions of the Declarations are in Exhibit C.

Shares. When issued and paid for in accordance with their respective prospectuses, shares of both Funds are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable. Each share of a Fund represents an equal interest in such Fund, although the fees and expenses relating to each class may vary. Shares of each Fund are entitled to receive their pro rata (or proportionate) share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the applicable Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, or in additional Fund shares. In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Series and Classes. The Declarations of each Trust gives broad authority to the trustees to establish series and classes in addition to those currently established and to determine the rights and preferences of the shares of the shares of the series and classes.

Notice of Meetings. Written notice of any meeting of shareholders shall be given or caused to be given by the trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each shareholder at the shareholder’s address as it appears on the records of the applicable Trust.

Submission of Shareholder Proposals. The Declarations and By-Laws of each Trust do not contain provisions requiring that a shareholder provide notice to the applicable Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although federal securities laws, which apply to each Fund, require that certain conditions be met to present any proposals at shareholder meetings.

Shareholder Information. Exhibit D to this Prospectus/Information Statement lists the name, address, and percent ownership of each person who, as of April 24, 2024 to the knowledge of each Fund, owned 5% or more of the outstanding shares of a class of the respective Fund. Exhibit D also lists those shareholders that would have owned 5% or more of the outstanding shares of a class of the combined Fund had the Reorganization taken place on April 24, 2024.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Reports with respect to the Target Fund and the Acquiring Fund have been incorporated by reference into this Prospectus/Information Statement in reliance upon the report of Ernst & Young LLP, located at 221 E. Fourth Street, Atrium Two-Suite 2900, Cincinnati, Ohio 45202, the independent registered public accounting firm for each Fund, given on their authority as experts in accounting and auditing. The Semi-annual Report with respect to the Target Fund has also been incorporated by reference into this Prospectus/Information Statement.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Fund’s shares will be passed upon by K&L Gates LLP, located at 1 Congress Street, Suite 2900, Boston, Massachusetts 02114.

ADDITIONAL INFORMATION

The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy materials, information statements and charter documents with the SEC. Reports and other information about the Funds are available on the EDGAR database of the SEC’s internet site at http://www.sec.gov. You may obtain copies of these reports and other information, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov.

Other Information

Information About the Distributor. Touchstone Securities and the Target Fund Trust are parties to a distribution agreement (the “Distribution Agreement”) with respect to the Target Fund. Touchstone Securities’ principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202. Touchstone Securities is a registered broker-dealer, and an affiliate of Touchstone Advisors by reason of common ownership. For the fiscal period ended June 30, 2023, the Target Fund paid Touchstone Securities $1,204 in aggregate underwriting commissions. There were no contingent deferred sales charges on Classes A and C shares for the Target Fund.

Information About the Administrator. Touchstone Advisors serves as the Target Fund’s administrator pursuant to an administrative agreement between the Target Fund Trust, on the Fund’s behalf, and Touchstone Advisors.

Touchstone Advisors has engaged The Bank of New York Mellon, located at 4400 Computer Drive, Westborough, Massachusetts 01581, to serve as the Trust’s sub-administrator. For the fiscal period ended June 30, 2023, the Target Fund paid Touchstone Advisors $82,737 in administration fees.

Portfolio Transactions. There were no affiliated brokerage transactions for the Target Fund’s most recently completed fiscal year ended June 30, 2023. There were no affiliated brokerage transactions for the Acquiring Fund’s most recently completed fiscal year ended September 30, 2023.

Shareholders Sharing the Same Address. If two or more shareholders share the same address, only one copy of this Prospectus/Information Statement is being delivered to that address, unless the Target Fund Trust has received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, the Target Fund Trust will deliver promptly a separate copy of this Prospectus/Information Statement to a shareholder at a shared address. Please call (800) 543-0407 or forward a written request to Touchstone Investments, P.O. Box 534467, Pittsburgh, PA 15253-4467 if you would like to (1) receive a separate copy of this Prospectus/Information Statement; (2) receive your annual reports or information statements separately in the future; or (3) request delivery of a single copy of annual reports or information statements if you are currently receiving multiple copies at a shared address.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for the Target Fund were audited by Ernst & Young, an independent registered public accounting firm for the fiscal years ended June 30, 2023, 2022, 2021, 2020, and 2019. The financial highlights for the Acquiring Fund were audited by Ernst & Young LLP for the fiscal years ended September 30, 2023, 2022, 2021, 2020, and 2019. Ernst & Young LLP’s report, along with each Fund’s financial statements and related notes, is included in each Funds’ Annual Report. You can obtain the Annual and Semi-Annual Reports for each Fund at no charge by calling (800) 543-0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/Resources. The Annual Reports and Target Fund’s Semi-annual Report have been incorporated by reference in this Prospectus/Information Statement and the SAI.

Touchstone International Growth Fund

Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000’s)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Class A

06/30/19(2)	$13.11	$(0.04)(3)	$(0.47)	$(0.51)	$—	$(1.49)	$(1.49)	$11.11	(1.78)%	$760	1.24%	4.36%	(0.31)%	103%

06/30/20(2)	11.11	(0.03)(3)	0.60	0.57	—	—	—	11.68	5.07	777	1.24	4.17	(0.26)	74

06/30/21(2)	11.68	(0.10)(3)	3.77	3.67	—	—	—	15.35	31.51	2,216	1.24	2.31	(0.63)	116(4)

06/30/22	15.35	(0.04)	(4.81)	(4.85)	—	—	—	10.50	(31.60)	1,172	1.24	2.62	(0.27)	49

06/30/23	10.50	0.03(3)	0.89	0.92	(0.02)	—	(0.02)	11.40	8.74	1,139	1.24	2.80	0.31	38

12/31/23(5)	11.40	(0.01)(3)	0.71	0.70	(0.03)	—	(0.03)	12.07	6.10(6)	1,301	1.24(7)	3.13(7)	(0.24)(7)	11(6)

Class C

06/30/19(2)	$12.97	$(0.12)(3)	$(0.48)	$(0.60)	$—	$(1.49)	$(1.49)	$10.88	(2.52)%	$185	1.99%	6.35%	(1.06)%	103%

06/30/20(2)	10.88	(0.11)(3)	0.57	0.46	—	—	—	11.34	4.28	403	1.99	5.96	(1.01)	74

06/30/21(2)	11.34	(0.20)(3)	3.67	3.47	—	—	—	14.81	30.55	1,316	1.99	3.43	(1.38)	116(4)

06/30/22	14.81	(0.14)	(4.61)	(4.75)	—	—	—	10.06	(32.07)	787	1.99	3.62	(1.02)	49

06/30/23	10.06	(0.04)(3)	0.84	0.80	—	—	—	10.86	7.95	697	1.99	3.70	(0.44)	38

12/31/23(5)	10.86	(0.05) (3)	0.66	0.61	—	—	—	11.47	5.62(6)	758	1.99(7)	4.10(7)	(0.99)(7)	11(6)

Class Y

06/30/19(2)	$13.37	$(0.01)(3)	$(0.49)	$(0.50)	$(0.01)	$(1.51)	$(1.52)	$11.35	(1.53)%	$2,341	0.99%	1.89%	(0.06)%	103%

06/30/20(2)	11.35	(—)(3)(8)	0.60	0.60	—	—	—	11.95	5.28	867	0.99	2.50	(0.01)	74

06/30/21(2)	11.95	(0.06)(3)	3.88	3.82	—	—	—	15.77	31.88	74,507	0.99	1.25	(0.38)	116(4)

06/30/22	15.77	(—)(8)	(4.95)	(4.95)	—	—	—	10.82	(31.39)	47,845	0.99	1.31	(0.02)	49

06/30/23	10.82	0.06(3)	0.91	0.97	(0.03)	—	(0.03)	11.76	9.00	47,315	0.99	1.36	0.56	38

12/31/23(5)	11.76	—(3) (8)	0.72	0.72	(0.05)	—	(0.05)	12.43	6.16(6)	47,876	0.99(7)	1.42(7)	0.01(7)	11(6)

Institutional Class

06/30/19(2)	$13.46	$0.01(3)	$(0.50)	$(0.49)	$(0.02)	$(1.52)	$(1.54)	$11.43	(1.46)%	$31,435	0.89%	1.30%	0.04%	103%

06/30/20(2)	11.43	0.01(3)	0.61	0.62	(—)(8)	—	(—)(8)	12.05	5.46	29,285	0.89	1.35	0.09	74

06/30/21(2)	12.05	(0.05)(3)	3.91	3.86	(0.02)	—	(0.02)	15.89	32.00	23,334	0.89	1.20	(0.28)	116(4)

06/30/22	15.89	0.03	(5.01)	(4.98)	(—)(8)	—	(—)(8)	10.91	(31.34)	11,224	0.89	1.32	0.08	49

06/30/23	10.91	0.07(3)	0.92	0.99	(0.04)	—	(0.04)	11.86	9.16	11,850	0.89	1.38	0.66	38

12/31/23(5)	11.86	0.01(3)	0.74	0.75	(0.07)	—	(0.07)	12.54	6.21(6)	11,937	0.89(7)	1.42(7)	0.11(7)	11(6)

(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(2)

During the year ended June 30, 2021, the Fund effected the following stock split effective the close of business September 11, 2020: 1.9160 for 1 for Class A shares, 1.9095 for 1 for Class C shares, 1.8839 for 1 for Class Y shares and 1.8777 for 1 for Institutional Class shares. All historical per share information has been retroactively adjusted to reflect this stock split.

(3)	The net investment income (loss) per share was based on average shares outstanding for the period.

(4)

Portfolio turnover excludes the purchases and sales of securities of the Touchstone International Small Cap Fund acquired on September 11, 2020. If these transactions were included, portfolio turnover would have been higher.

(5)	Unaudited.

(6)	Not annualized.

(7)	Annualized.

(8)	Less than $0.005 per share.

Touchstone Sands Capital International Growth Equity Fund

Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000’s)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

Class A

09/30/19	$9.58	$0.15	$(0.29)	$(0.14)	$(0.17)	$(0.77)	$(0.94)	$8.50	(0.81)%	$10,333	1.20%	1.52%	1.71%	123%

09/30/20	8.50	0.03	0.62	0.65	(0.02)	(1.69)	(1.71)	7.44	7.93	11,719	1.17	1.81	0.68	80

09/30/21	7.44	0.12	1.57	1.69	(0.03)	—	(0.03)	9.10	22.73	10,218	1.17	1.64	1.06	52

09/30/22	9.10	0.15	(2.66)	(2.51)	(0.12)	(0.50)	(0.62)	5.97	(29.67)	6,595	1.17	1.59	1.94	32

09/30/23	5.97	0.14(2)	1.08	1.22	(0.16)	—	(0.16)	7.03	20.50	7,177	1.17	1.79	1.93	171

Class C

09/30/19	$9.57	$0.09	$(0.30)	$(0.21)	$(0.11)	$(0.77)	$(0.88)	$8.48	(1.61)%	$10,691	1.95%	2.16%	1.05%	123%

09/30/20	8.48	(0.03)	0.64	0.61	(—)(3)	(1.69)	(1.69)	7.40	7.35	4,066	1.95	2.56	(0.10)	80

09/30/21	7.40	—	1.61	1.61	—	—	—	9.01	21.76	2,727	1.95	2.56	0.28	52

09/30/22	9.01	0.08	(2.64)	(2.56)	—	(0.50)	(0.50)	5.95	(30.16)	1,086	1.95	2.72	1.16	32

09/30/23	5.95	0.08(2)	1.08	1.16	—	—	—	7.11	19.50	398	1.95	3.62	1.15	171

Class Y

09/30/19	$9.55	$0.18	$(0.30)	$(0.12)	$(0.19)	$(0.77)	$(0.96)	$8.47	(0.57)%	$16,554	0.95%	1.09%	2.17%	123%

09/30/20	8.47	0.07	0.61	0.68	(0.03)	(1.69)	(1.72)	7.43	8.32	11,550	0.90	1.49	0.95	80

09/30/21	7.43	0.10	1.61	1.71	(0.05)	—	(0.05)	9.09	23.07	20,434	0.90	1.34	1.33	52

09/30/22	9.09	0.18	(2.66)	(2.48)	(0.12)	(0.50)	(0.62)	5.99	(29.43)	14,560	0.90	1.30	2.21	32

09/30/23	5.99	0.16(2)	1.08	1.24	(0.18)	—	(0.18)	7.05	20.86	13,870	0.90	1.46	2.20	171

Institutional Class

09/30/19(4)	$8.05(5)	$(0.01)	$0.45	$0.44	$(0.01)	$—	$(0.01)	$8.48	5.46%(6)	$3	0.89%(7)	2,643.52%(7)	(0.97)%(7)	123%

09/30/20	8.48	0.07	0.60	0.67	(0.03)	(1.69)	(1.72)	7.43	8.30	3	0.89	314.41	0.96	80

09/30/21	7.43	0.12	1.60	1.72	(0.05)	—	(0.05)	9.10	23.21	4	0.89	255.65	1.34	52

09/30/22	9.10	0.22	(2.70)	(2.48)	(0.14)	(0.50)	(0.64)	5.98	(29.41)	5,913	0.89	1.18	2.22	32

09/30/23	5.98	0.16(2)	1.08	1.24	(0.18)	—	(0.18)	7.04	20.79	3	0.89	1.27	2.17	171

Class R6

09/30/23(8)	$7.66(9)	$0.01(2)	$(0.63)	$(0.62)	$—	$—	$—	$7.04	(8.09)%(6)	$14,490	0.82%(7)	1.56%(7)	2.27%(7)	171%

(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(2)	The net investment income per share was based on average shares outstanding for the period.

(3)	Less than $0.005 per share.

(4)	Represents the period from commencement of operations (August 23, 2019) through September 30, 2019.

(5)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on August 23, 2019.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the period from commencement of operations (August 31, 2023) through September 30, 2023.

(9)	Net asset value at the beginning of period is based on the net asset value of Class I shares on August 31, 2023.

EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [  ], 2024, by and between Touchstone Strategic Trust (the “Target Fund Trust”), a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, on behalf of Touchstone International Growth Fund, a separate investment series (“series”) of the Target Fund Trust (the “Target Fund”) (on the one hand), and Touchstone Funds Group Trust (the “Acquiring Fund Trust” and together with the Target Fund Trust, the “Investment Companies”), a Delaware statutory trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, on behalf of Touchstone Sands Capital International Growth Equity Fund, a series of the Acquiring Fund Trust (the “Acquiring Fund” and together with the Target Fund, the “Funds”), (on the other hand), and solely for purposes of paragraph 7, Touchstone Advisors, Inc., the Trusts’ investment adviser (the “Adviser”). (The Acquiring Fund Trust and Target Fund Trust are each sometimes referred to herein as an “Investment Company”; and each Acquiring Fund and Target Fund is sometimes referred to herein as a “Fund.”)

Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations of and by a Fund, and of and by the Investment Company of which that Fund is a series, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

The Investment Companies wish to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will involve the Target Fund’s (1) transferring all its assets to the Acquiring Fund in exchange solely for voting shares of beneficial interest (“shares”) in Acquiring Fund and Acquiring Fund’s assumption of all of Target Fund’s Liabilities (defined below), (2) distributing those shares pro rata to the Target Fund’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) terminating the Target Fund, all on the terms and conditions set forth herein (each of the foregoing transactions being referred to herein collectively as the “Reorganization”).

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of the Target Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target Fund currently offers Class A, C, Y and Institutional Class shares (“Target Fund Shares”). Acquiring Fund currently offers Class A, C, Y, R6 and Institutional Class shares (“Acquiring Fund Shares”).

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1.   PLAN OF REORGANIZATION AND TERMINATION

1.1. Subject to the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (the “Assets”) to Acquiring Fund. In exchange therefor, Acquiring Fund shall:

(a)	issue and deliver to Target Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares of each class of the Acquiring Fund, determined by multiplying the outstanding shares of the corresponding class of Target Fund shares (as set forth below) by the ratio computed by dividing: (i) the net asset value (“NAV”) of one Target Fund Share of such class, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the NAV of one Acquiring Fund Share of the corresponding class computed in the manner and as of the time and date set forth in paragraph 2.2, and

(b)	assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows:

Target Fund	Acquiring Fund

Class A Shares	Class A Shares
Class C Shares	Class C Shares
Class Y Shares	Class Y Shares
Institutional Class	Institutional Class
N/A	Class R6 Shares

1.2 The Assets shall consist of all assets and property of every kind and nature -- including, without limitation, all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records -- Target Fund owns at the Effective Time (as defined in paragraph 3.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time; and Target Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Acquiring Fund Trust.

1.3 The Liabilities shall consist of all of Target Fund’s known liabilities, debts, obligations, and duties existing at the Effective Time, contingent, accrued, or otherwise, excluding Reorganization Expenses (as defined in paragraph 7) borne by the Adviser pursuant to paragraph 7. Notwithstanding the foregoing, Target Fund shall endeavor to discharge all its known liabilities, debts, obligations, and duties that are or will become due before the Effective Time, other than those incurred in the ordinary course of business that are associated with assets of the Target Fund to be transferred to the Acquiring Fund, prior to Closing. Any such liabilities incurred prior to Closing in the ordinary course of business that are associated with the assets of the Target Fund to be transferred to the Acquiring Fund not so discharged and existing at Closing shall be assumed by the Acquiring Fund.

1.4 Prior to the Closing, Target Fund shall not be required to dispose of or purchase any portfolio securities or other investments, if, in the reasonable judgment of the Board of the Target Fund Trust, on behalf of the Target Fund, or the Adviser, such disposition or acquisition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund.

1.5 If the dividends and/or other distributions Target Fund has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time (including any such gain realized and recognized pursuant to the transactions comprising the Reorganization), then at or as soon as practicable before that time, Target Fund shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain -- and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively -- for all federal income and excise tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target Fund will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.6 At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by Acquiring Fund Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder (i.e., the account for each Shareholder that holds Target Fund Shares shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares of the applicable class due that Shareholder). The aggregate NAV of Acquiring Fund Shares to be so credited to a Shareholder’s account shall equal the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Acquiring Fund Trust shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.7 Any transfer taxes payable on the issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.8 Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.9 After the Effective Time, Target Fund shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.6, but in all events within six months after the Effective Time, Target Fund shall be terminated as a series of Target Fund Trust.

2.   VALUATION

2.1. For purposes of paragraph 1.1(a), Target Fund’s NAV shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target Fund’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information (“Pro/SAI”) and valuation procedures established by its Board (the “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2. For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Fund Shares shall be computed at the Valuation Time, using the valuation procedures set forth in the Acquiring Fund’s then-current Pro/SAI and the Valuation Procedures.

2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) The Bank of New York Mellon, in its capacity as sub-administrator of the Acquiring Fund Trust, or (b) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures.

2.4. The Target Fund Trust and the Acquiring Fund Trust agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the Target Fund’s valuation procedures and those determined in accordance with the Valuation Procedures.

3.   CLOSING AND EFFECTIVE TIME

3.1 Unless the Investment Companies agree otherwise in writing, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on June 14, 2024 (“Effective Time”). The Closing shall take place by electronic exchange of documents (by “portable document format,” email or other form of electronic communication), all of which will be deemed to be originals or at such place as to which the Investment Companies agree.

3.2 Target Fund Trust shall cause the custodian of Target Fund’s assets (“Former Custodian”) (a) to make Target Fund’s portfolio securities available to Acquiring Fund Trust (or to its custodian (“New Custodian”), if Acquiring Fund Trust so directs), for examination, no later than five business days preceding the Effective Time, it being understood that such holdings may change prior to the Effective Time, and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for Acquiring Fund’s account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Former Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Target Fund’s assets are deposited, in the case of Target Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash. Target Fund Trust shall also direct the Former Custodian to deliver at the Closing a certificate of an authorized officer of the Former Custodian (“Certificate”) (a) stating that pursuant to proper instructions provided to the Former Custodian by Target Fund Trust, the Former Custodian has delivered all of Target Fund’s portfolio securities, cash, and other Assets to the New Custodian for Acquiring Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to Acquiring Fund Trust that such information, as reflected on Acquiring Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Former Custodian. The Acquiring Fund hereby agrees to keep any portfolio securities information provided prior to the Effective Time confidential and to share such information only with its service providers that (i) require such information in connection with the consummation of the transaction contemplated herein and (ii) are subject to a duty, contractual or otherwise, to keep such information confidential.

3.3 Target Fund Trust shall deliver, or shall direct its transfer agent to deliver, to Acquiring Fund Trust at the Closing a Certificate, certified by Target Fund Trust’s Secretary or Assistant Secretary or by its transfer agent, as applicable, listing (a) the Shareholders’ names and addresses, (b) the number, class and percentage of full and fractional outstanding Target Fund Shares each such Shareholder owns, identifying which shares are represented by outstanding certificates and which by book-entry accounts, (c) the dividend reinvestment elections, if any, applicable to each Shareholder, and (d) the backup withholding and nonresident alien withholding certifications, notices, or records on file with Target Fund Trust with respect to each Shareholder, all at the Effective Time. Acquiring Fund Trust shall direct its transfer agent to deliver to Target Fund Trust at or as soon as reasonably practicable after the Closing a Certificate as to the opening of accounts on Acquiring Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to Target Fund Trust, that the Acquiring Fund Shares to be credited to Target Fund at the Effective Time have been credited to Target Fund’s account on those records at that time and thereafter transferred to the Shareholders’ accounts in accordance with paragraph 1.6.

3.4 Target Fund Trust shall deliver to Acquiring Fund Trust and the Adviser, within five days before the Closing, it being understood that such holdings may change prior to the Effective Time, a Certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at values that such securities are being carried on Target Fund’s books.

3.5 If requested by Acquiring Fund Trust, Target Fund Trust shall direct the Adviser, Target Fund’s administrator, and other applicable service providers to deliver at the Closing all work papers and supporting statements related to financial statements and tax returns, including those related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006), pertaining to Target Fund (collectively, “Work Papers”) for all fiscal and taxable periods ended on or before June 30, 2023 and, if relevant, for the period from July 1, 2023 through the Effective Time.

3.6 At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a Certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.7 In the event that, as of the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the reasonable judgment of either an appropriate officer of the Acquiring Fund Trust or an appropriate officer of the Target Fund Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or of the Target Fund is impracticable, the Valuation Time and the Closing shall be postponed until the first business day that is a Friday after the day when trading is fully resumed and reporting is restored or such other date as may be mutually agreed in writing by an authorized officer of each party.

3.8 If the Former Custodian is unable to make delivery pursuant to paragraph 3.2 hereof to the New Custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall cause the Former Custodian to deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the New Custodian, including brokers’ confirmation slips.

4.  REPRESENTATIONS AND WARRANTIES

4.1 Target Fund Trust, on Target Fund’s behalf, represents and warrants to Acquiring Fund Trust, on Acquiring Fund’s behalf, as follows:

(a) Target Fund Trust (1) is a Massachusetts business trust duly created, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and its Declaration of Trust dated May 19, 1993, as amended (“Target Fund Trust Declaration”), is on file with the office of the Secretary of the Commonwealth of Massachusetts, (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Target Fund is a duly established and designated series of Target Fund Trust;

(c) Target Fund Trust’s execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of its Board; and this Agreement constitutes a valid and legally binding obligation of Target Fund Trust, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, Target Fund Trust will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted as to resale by their terms); and on delivery and payment for the Assets, Acquiring Fund Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e) Target Fund Trust, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or violation of any provision of Massachusetts law, Target Fund Trust Declaration, or Target Fund Trust’s By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Target Fund Trust, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Target Fund Trust, on Target Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all contracts and other commitments of or applicable to Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or Acquiring Fund’s assumption of any liabilities of Target Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Target Fund Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently known to be pending or, to Target Fund Trust’s knowledge, threatened against Target Fund Trust, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would adversely affect Target Fund’s financial condition or the conduct of its business; and Target Fund Trust, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not known to be a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Target Fund Trust’s ability to consummate the transactions contemplated hereby;

(h) Target Fund has no known liabilities, contingent or otherwise, other than those that are shown as belonging to it on its statement of assets and liabilities as of June 14, 2024, and those incurred in the ordinary course of business as an investment company since such date. Target Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the of the Statement of Changes in Net

Assets, for the two fiscal years) ended June 30, 2023, have been audited by Ernst & Young LLP, an independent registered public accounting firm that audits Target Fund’s books, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements (copies of which Target Fund Trust has furnished to Acquiring Fund Trust), present fairly, in all material respects, Target Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to Target Fund Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i) Since June 30, 2023, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target Fund of indebtedness maturing more than one year from the date that indebtedness (other than indebtedness incurred in connection with certain investment contracts including options, futures, forward and swap contracts) was incurred; for purposes of this subparagraph, a decline in Target Fund’s NAV due to declines in market values of securities Target Fund holds, the discharge of Target Fund’s liabilities, distributions of net investment income and net realized capital gains, changes in portfolio securities, or the redemption of Target Fund Shares by its shareholders will not constitute a material adverse change;

(j) All federal and other material tax returns, dividend reporting forms, and other material tax-related reports (collectively, “Returns”) of Target Fund required by law to have been filed by the Effective Time (taking into account any properly and timely filed extensions of time to file) have been or will, prior to the Effective Time, be timely filed and are or will be correct in all respects, and all federal and material other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Target Fund Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns;

(k) Target Fund (1) is in compliance in all material respects with all applicable Regulations pertaining to (a) the reporting of dividends and other distributions with respect to, and redemptions of, its shares, (b) withholding in respect thereof, and (c) shareholder basis reporting, (2) has withheld in respect of those dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any penalties that could be imposed thereunder;

(l) Target Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year through the Effective Time), Target Fund has met (and for its current taxable year through the Effective Time will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a “regulated investment company” (as defined in section 851(a)(1)) (“RIC”) and has been (and for its current taxable year through the Effective Time will be) eligible to and has computed its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(m) Target Fund is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Target Fund Trust’s Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target Fund has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(l); from the time it commenced operations through the Effective Time, Target Fund has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, (1) Target Fund’s dispositions and acquisitions of assets were made (a) for the purpose of satisfying Target Fund’s investment objective or policies or (b) in the ordinary course of its business as a RIC and (2) Target Fund has not changed, and will not change, its historic investment policies in connection with the Reorganization;

(n) At the Effective Time, (1) at least 33 1⁄3% of Target Fund’s portfolio assets -- including, for these purposes, a proportionate share of the portfolio assets of any RIC (including an exchange-traded fund that is a RIC) in which Target Fund invests -- will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Target Fund will not have altered its portfolio in connection with the Reorganization to meet that 33 1⁄3% threshold, and (3) Target Fund will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

(o) To the best of the Target Fund’s management’s knowledge, there is no plan or intention by Target Fund’s shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Fund Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Fund Shares (or the equivalent Acquiring Fund Shares) to a number of shares that is less than 50% of the current number of Target Fund Shares outstanding;

(p) The Target Fund Trust’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Fund Shares before the Reorganization to any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations, without regard to section 1.368-1(e)(4)(i)(A) thereof) (“Related”) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target Fund as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

(q)  During the five-year period ending at the Effective Time, neither Target Fund nor any person Related to it will have (1) acquired Target Fund Shares with consideration other than Acquiring Fund Shares or Target Fund Shares, except for shares redeemed in the ordinary course of Target Fund’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Fund Shares except for (i) normal, regular dividend distributions made pursuant to Target Fund’s historic dividend-paying practice and (ii) other distributions declared and paid to ensure Target Fund’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

(r) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Target Fund Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(s) Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(t) Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(u) On the date on which they were issued, on the effective date of the Registration Statement (as defined in paragraph 4.3(a)), and at the Effective Time, Target Fund’s current prospectus and statement of additional information did and will (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading (“Untrue Statement or Omission”).

(v) The information to be furnished by Target Fund Trust for use in the Registration Statement, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with applicable federal securities laws and other laws and regulations;

(w) Target Fund Trust does not have a fixed pool of assets; and each series thereof (including Target Fund) is a managed portfolio of securities, and the Adviser and each investment sub-adviser thereof, if any, have the authority to buy and sell securities for Target Fund;

(x) Since the most recent to occur of (i) the date on which the Adviser became the investment adviser to the Target Fund and (ii) the date that is six years immediately prior to the date hereof, the Target Fund’s investments were made in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information;

(y) The Acquiring Fund Shares to be delivered to Target Fund Trust hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

(z) Target Fund’s minute books and similar records made available to Acquiring Fund Trust prior to the execution hereof contain a true and complete record in all material respects of all material actions taken at all meetings and by all written consents in lieu of meetings of the shareholders and of its Board and any committees of its Board; Target Fund’s shareholder records so made available accurately reflect all record transfers in Target Fund’s shares prior to the execution of this Agreement; and any other books and records of Target Fund so made available are true and correct in all material respects and contain no material omissions with respect to Target Fund’s business and operations;

(aa) Target Fund Trust has maintained with respect to Target Fund, in all material respects, all books and records required of a registered investment company in compliance with the requirements of section 31 of the 1940 Act and rules thereunder, and those books and records are true and correct in all material respects;

(bb) Target Fund Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(cc)  Target Fund Trust has adopted a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(dd) Target Fund does not have any unamortized or unpaid organizational fees or expenses;

(ee) Target Fund has not changed its taxable year-end since inception and will not change its taxable year-end prior to the Closing;

(ff) None of the compensation received from Target Fund, the Adviser, or any “affiliated person” (as defined in section 2(a)(3) of the 1940 Act) of or person related to (collectively, an “Affiliate”) of either of them (each, an “Target Fund Group Member”) by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement with any Target Fund Group Member; and the compensation paid to any such Shareholder by any Target Fund Group Member will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(gg) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by any Target Fund Group Member (other than Target Fund) or, to Target Fund Trust’s knowledge, any other person unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Directly-Related Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target Fund or any of its shareholders by any Target Fund Group Member or, to Target Fund Trust’s knowledge, any other person with the intention that it be used to pay any expenses (even Directly-Related Reorganization Expenses) thereof; and

(hh) Target Fund Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

4.2 Acquiring Fund Trust, on Acquiring Fund’s behalf, represents and warrants to Target Fund Trust, on Target Fund’s behalf, as follows:

(a) Acquiring Fund Trust (1) is a Delaware statutory trust that is duly created, validly existing, and in good standing under the laws of the State of Delaware, and its Restated Agreement and Declaration of Trust dated October 22, 1993 (“Acquiring Fund Trust Declaration”), is on file with the Secretary of the State of Delaware, (2) is duly registered under the 1940 Act as an open-end management investment company, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) Acquiring Fund is a duly established and designated series of Acquiring Fund Trust;

(c) Acquiring Fund Trust’s execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of its Board; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund Trust, with respect to Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(e) Acquiring Fund Trust, with respect to Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or violation of any provision of Delaware law, the Acquiring Fund Trust Declaration or Acquiring Fund Trust’s By-Laws, or any Undertaking to which Acquiring Fund Trust, on Acquiring Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Acquiring Fund Trust, on Acquiring Fund’s behalf, is a party or by which it is bound;

(f) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently known to be pending or, to Acquiring Fund Trust’s knowledge, threatened against Acquiring Fund Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would adversely affect Acquiring Fund’s financial condition or the conduct of its business, except as previously disclosed in writing to Target Fund Trust or the Adviser; and Acquiring Fund Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not known to be a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or Acquiring Fund Trust’s ability to consummate the transactions contemplated hereby;

(g) Acquiring Fund’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended September 30, 2023, have been audited by Ernst & Young LLP, an independent registered public accounting firm that audits Acquiring Fund’s books, and are in accordance with GAAP; those Statements present fairly, in all material respects, Acquiring Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; Acquiring Fund’s Statements at and for the six months ended March 31, 2023 present fairly, in all material respects, Acquiring Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to Acquiring Fund Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(h) Since September 30, 2023, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness (other than indebtedness incurred in connection with certain investment contracts including options, futures, forward and swap contracts) was incurred; for purposes of this subparagraph, a decline in Acquiring Fund’s NAV due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund’s liabilities, distributions of net investment income and net realized capital gains, changes in portfolio securities, or the redemption of Acquiring Fund Shares by its shareholders will not constitute a material adverse change;

(i) All Returns of Acquiring Fund required by law to have been filed by the Effective Time (taking into account any properly and timely filed extensions of time to file) have been or will, prior to the Effective Time, be timely filed and are or will be correct in all respects, and all federal and material other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of Acquiring Fund Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Fund (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions with respect to, and redemptions of, its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of those dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any penalties that could be imposed thereunder;

(j) Acquiring Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing

Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Fund is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Fund has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Fund has met (and for its current taxable year through the Effective Time will be) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Fund will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(k) Acquiring Fund is in the same line of business as Target Fund was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Fund will continue, and has no plan or intention to change, that line of business;

(l) At the Effective Time, Acquiring Fund (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

(m) Following the Reorganization, Acquiring Fund will (1) continue Target Fund’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Target Fund’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

(n) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Fund Shares;

(o) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Fund or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Fund Shares issued in the Reorganization -- either directly or through any transaction, agreement, or arrangement with any other person -- except for redemptions Acquiring Fund will make as such a series pursuant to section 22(e) of the 1940 Act;

(p) Before or in the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Fund Shares with consideration other than Acquiring Fund Shares;

(q) There is no plan or intention for Acquiring Fund to be terminated, dissolved, or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(r) All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Acquiring Fund Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares; and the Acquiring Fund Shares to be issued and delivered to Target Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will have been duly authorized by Acquiring Fund Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by Acquiring Fund Trust;

(s) On the effective date of the Registration Statement, and at the Effective Time, (a) Acquiring Fund Trust’s Pro/SAI including Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by the Target Fund Trust for use therein;

(t) Immediately after the Effective Time, Acquiring Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(u) The information to be furnished by Acquiring Fund Trust for use in the Registration Statement, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with applicable federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by Target Fund Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any Untrue Statement or Omission;

(v) Acquiring Fund Trust does not have a fixed pool of assets; and each series thereof (including Acquiring Fund) is (or will be) a managed portfolio of securities, and the Adviser and each investment sub-adviser thereof, if any, have the authority to buy and sell securities for Acquiring Fund;

(w) Since the most recent to occur of (i) the date on which the Adviser became the investment adviser to the Acquiring Fund and (ii) the date that is six years immediately prior to the date hereof, the Acquiring Fund’s investments were made in compliance in all material respects with the investment policies and investment restrictions set forth in its Pro/SAI, except as previously disclosed in writing to Target Fund Trust;

(x) Acquiring Fund Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(y) Acquiring Fund Trust has adopted a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(z) Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses;

(aa) None of the compensation received from Acquiring Fund, the Adviser, or any Affiliate of either of them (each, a “Acquiring Fund Group Member”) by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement with any Acquiring Fund Group Member; and the compensation paid to any such Shareholder by any Acquiring Fund Group Member will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(bb) No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by any Acquiring Fund Group Member or, to Acquiring Fund Trust’s knowledge, any other person unless those expenses are Directly-Related Reorganization Expenses, and no cash or property other than Acquiring Fund Shares will be transferred to Target Fund or any of its shareholders by any Acquiring Fund Group Member or, to Acquiring Fund Trust’s knowledge, any other person with the intention that it be used to pay any expenses (even Directly-Related Reorganization Expenses) thereof; and

(cc) Acquiring Fund Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).

4.3 Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) Acquiring Fund Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and information statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b) The value of the Acquiring Fund Shares each Shareholder receives will be equal to the value of its Target Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

(e) At the Effective Time, there will be no intercompany indebtedness existing between the Funds that was issued, acquired, or settled at a discount;

(f) Pursuant to the Reorganization, Target Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target Fund held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target Fund uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target Fund’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

(g) Immediately after the Reorganization, Target Fund Shareholders will not own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Fund; and

(h) The principal purpose of Acquiring Fund’s assumption of the Liabilities is not avoidance of federal income tax on the transaction.

5.  COVENANTS

5.1 Target Fund Trust covenants to operate Target Fund’s business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Target Fund Shares, and regular and customary periodic dividends and other distributions.

5.2 Target Fund Trust covenants that it will assist Acquiring Fund Trust in obtaining information Acquiring Fund Trust reasonably requests concerning the beneficial ownership of Target Fund Shares.

5.3 Target Fund Trust covenants that it will turn over its books and records pertaining to Target Fund (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Acquiring Fund Trust at the Closing.

5.4 Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

5.5 Each Investment Company covenants that it will, from time to time, as and when reasonably requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems reasonably necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund Trust, on Acquiring Fund’s behalf, title to and possession of all the Assets and assumption of the Liabilities, and (b) Target Fund Trust, on Target Fund’s behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.6 Acquiring Fund Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue Acquiring Fund’s operations after the Effective Time.

5.7 Target Fund Trust covenants that, as promptly as practicable, but in any case within 60 days, after the Effective Time, it will furnish to Acquiring Fund Trust, in a form reasonably satisfactory thereto, a Certificate stating Target Fund’s earnings and profits for federal income tax purposes and any capital loss carryovers and other items that will be carried over to Acquiring Fund pursuant to section 381.

5.8 It is each Investment Company’s intention that the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)), and in furtherance thereof, each Investment Company covenants that it will not take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to so qualify.

5.9 Target Fund Trust covenants to make a pro rata distribution of all the Acquiring Fund Shares it receives in the Reorganization to the Shareholders in complete liquidation of Target Fund.

5.10 Acquiring Fund Trust covenants that it will engage a transfer agent that will open accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto.

5.11 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.  CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

6.1 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards;

6.2 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

6.3 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4 The Investment Companies shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 8, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it (collectively, “Representations”) and the Certificates delivered pursuant to paragraph 3.6(b). The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a) Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Fund Shares and in complete liquidation of Target Fund, will qualify as a “reorganization” (as defined in section 368(a)(1)), and each Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b) Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund Shares;

(c) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

(d) Acquiring Fund’s basis in each Asset will be the same as Target Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Target Fund’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e) A Shareholder will recognize no gain or loss on the exchange of all its Target Fund Shares solely for Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to the Reorganization; and

(f) A Shareholder’s aggregate basis in the Acquiring Fund Shares (including fractional shares to which they may be entitled) it receives in the Reorganization will be the same as the aggregate basis in its Target Fund Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares (including fractional shares to which they may be entitled) will include, in each instance, its holding period for those Target Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year or on the termination or transfer thereof under a mark-to-market system of accounting;

6.5 At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach;

6.6 The Acquiring Fund Trust, on behalf of the Acquiring Fund, shall have received on the date of Closing (the “Closing Date”) a favorable opinion from K&L Gates LLP, counsel to the Target Fund Trust, on behalf of the Target Fund, dated as of the Closing Date, that:

(a)(i)  the Target Fund Trust is a validly existing business trust under the laws of the Commonwealth of Massachusetts, and has the trust power and authority under its governing instrument and the Massachusetts law relating to Massachusetts business trusts to execute, deliver and perform its obligations under this Agreement and to carry on its business as a registered investment company; (ii) the Agreement has been duly authorized, executed and delivered by the Target Fund Trust on behalf of the Target Fund and the Target Fund is a duly established series of the Target Fund Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Target Fund Trust on behalf of the Target Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and remedies and to general equity principles; (iii) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Target Fund Trust Declaration or Target Fund Trust’s By-Laws,

each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Target Fund Trust, on behalf of the Target Fund, is a party or by which the Target Fund or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Target Fund is a party or by which it or its property is bound; (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (v) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Target Fund Trust, on behalf of the Target Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Target Fund’s business; and (vi) the Target Fund Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(b)  In rendering such opinion, such counsel may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Target Fund Trust have complied with their fiduciary duties in approving the Agreement, that the Reorganization is fair in all respects and that the execution and delivery of the Agreement by the Target Fund Trust with respect to the Target Fund and performance of its obligations thereunder are not inconsistent with the 1940 Act or the rules and regulations thereunder. In addition, such counsel need not express an opinion with respect to any provisions of the Agreement that purport to obligate the Target Fund Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to the actions of such other persons or entities, any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Target Fund Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement;

6.7 The Target Fund Trust, on behalf of the Target Fund, shall have received on the Closing Date a favorable opinion from K&L Gates LLP, counsel to the Acquiring Fund Trust, on behalf of the Acquiring Fund, dated as of the Closing Date, that:

(a)(i) the Acquiring Fund Trust is a validly existing statutory trust under the laws of the State of Delaware, and has the trust power and authority under its governing instrument and the Delaware Statutory Trust Act to execute, deliver and perform its obligations under this Agreement and to carry on its business as a registered investment company; (ii) the Agreement has been duly authorized, executed and delivered by the Acquiring Fund Trust on behalf of the Acquiring Fund and the Acquiring Fund is a duly established series of the Acquiring Fund Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Acquiring Fund Trust on behalf of the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and remedies and to general equity principles; (iii) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Acquiring Fund Trust’s Declaration or Target Fund Trust’s By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquiring Fund Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound; (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of

Delaware is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (v) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund Trust, on behalf of the Acquiring Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquiring Fund’s business; (vi) the Acquiring Fund Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (vii) the Acquiring Fund Shares to be issued to the Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable beneficial interests in the Acquiring Fund, and under the Acquiring Fund Trust’s Declaration no shareholder of the Acquiring Fund has any preemptive rights or similar rights;

(b)  In rendering such opinion, such counsel may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Acquiring Fund Trust have complied with their fiduciary duties in approving the Agreement, that the Reorganization is fair in all respects and that the execution and delivery of the Agreement by the Acquiring Fund Trust with respect to the Acquiring Fund and performance of its obligations thereunder are not inconsistent with the 1940 Act or the rules and regulations thereunder. In addition, such counsel need not express an opinion with respect to any provisions of the Agreement that purport to obligate the Acquiring Fund Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to the actions of such other persons or entities, any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Acquiring Fund Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement;

7.  EXPENSES

Subject to complying with the representations and warranties contained in paragraphs 4.1(gg) and 4.2(bb), the Adviser, is responsible for the expenses relating to the Reorganization (other than transaction costs relating to the purchase and sale of portfolio securities by the Target Fund and the Acquiring Fund) (collectively, the “Reorganization Expenses”). The Adviser shall bear (x) all such Reorganization Expenses and (y) the costs associated with terminations of transfer agent or other service provider contracts and any associated deconversion costs, including imaging costs. Each party shall use its reasonable best efforts to minimize all costs and expenses set forth herein and shall keep itemized records with respect to such costs and expenses. The Adviser shall remain liable for the Reorganization Expenses regardless of whether the transactions contemplated hereby occur, and this paragraph 7 shall survive the Closing (notwithstanding anything to the contrary in paragraph 8) and any termination of this Agreement pursuant to paragraph 9. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

8.  ENTIRE AGREEMENT; NO SURVIVAL; CONFIDENTIALITY

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. Except where otherwise indicated in this Agreement, the representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.  TERMINATION

This Agreement may be terminated with respect to the Reorganization at any time at or before the Closing:

9.1 By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, (d) if the Closing has not occurred on or before June 14, 2024, or such other date as to which the Investment Companies agree, or

9.2 By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or (d) or 9.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

10.  AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing; provided that, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

11.  SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

12.   MISCELLANEOUS

12.1 This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

12.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Acquiring Fund Trust, on Acquiring Fund’s behalf, or Target Fund Trust, on Target Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

12.3 The Target Fund Trust Declaration is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Fund but are only binding on and enforceable against its property attributable to and held for the benefit of the Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or the Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

12.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Acquiring Fund Trust and Acquiring Fund, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, or to the Target Fund Trust or the Target Fund, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, or to any other address that the Acquiring Fund, the Target Fund Trust or the Target Fund shall have last designated by notice to the other party.

[Signatures on following pages]

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

TOUCHSTONE FUNDS GROUP TRUST, on behalf of the Acquiring Fund

Name: Terrie A. Wiedenheft
Title: Treasurer & Controller

Solely for purposes of paragraph 7,

TOUCHSTONE ADVISORS, INC.

Name: E. Blake Moore, Jr.
Title: President & CEO

Name: Terrie A. Wiedenheft
Title: Chief Financial Officer

[Separate signature pages intentional]

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

TOUCHSTONE STRATEGIC TRUST, on behalf of the Target Fund

Name: Terrie A. Wiedenheft
Title: Treasurer & Controller

Solely for purposes of paragraph 7,

TOUCHSTONE ADVISORS, INC.

Name: E. Blake Moore, Jr.
Title: President & CEO

Name: Terrie A. Wiedenheft
Title: Chief Financial Officer

[Separate signature pages intentional]

EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund has adopted certain fundamental investment limitations.

A fundamental investment limitation may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding shares of that Fund. The vote of a majority of the outstanding shares of a Fund means the vote of the lesser of (1) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund.

A non-fundamental investment limitation may be amended by the Board without a vote of shareholders. Each Fund is a diversified fund.

Below is a comparison of the fundamental limitations that apply to each Fund.

Several of these fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

Touchstone International Growth Fund	Touchstone Sands Capital International Growth Equity Fund

Diversification. The Fund will not purchase the securities of any issuer if, as a result, it would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

Diversification. The Fund may not, with respect to 75% of its total assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities or cash items) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Borrowing. The Fund may not borrow money, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Borrowing. The Fund may not borrow money from banks in an amount which exceeds 33 1/3% of the value of its total assets (including the amount borrowed) less a Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes.

Real Estate. The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Real Estate. The Fund may not purchase or sell real estate, although it may purchase or sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein (including REITs).

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Commodities. The Fund may not purchase or sell physical commodities (which shall not, for purposes of this restriction, include currencies), or commodities contracts, except that the Fund may (i) purchase or sell marketable securities issued by companies which own or invest in commodities (including currencies), or commodities contracts; and (ii) enter into commodities and futures contracts relating to securities, currencies, indexes or any other financial instruments, such as financial futures contracts and options on such contracts.

Loans. The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.

Loans. The Fund may not make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations or engaging in direct corporate loans or repurchase agreements in accordance with its investment objectives and policies. The loans cannot exceed 33 1/3% of the Fund’s assets. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions which may be granted to the Fund by the SEC.

For example, at a minimum, the Fund will not make any such loans unless all requirements regarding common control and ownership of Fund shares are met.

Senior Securities. The Fund may not issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.	Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation, or order of the SEC, or SEC staff interpretation.

Underwriting. The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.

Underwriting. The Fund may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security or when selling its own shares.

Concentration. The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.

Concentration. The Fund may not purchase any securities which would cause 25% or more of the net assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States government, its agencies or instrumentalities.

EXHIBIT C: DECLARATIONS OF TRUST

For purposes of the table below, the Board of Trustees of Touchstone Strategic Trust and Touchstone Funds Group Trust is the “Board” or the “Trustees.”

	Touchstone Strategic Trust	Touchstone Funds Group Trust
Form of Organization	Massachusetts business trust	Delaware statutory trust
Preemptive Rights	None	None
Conversion Rights

Subject to compliance with the requirements of the 1940 Act, the trustees shall have the authority to provide that holders of shares of any series shall have the right to convert said shares into shares of one or more other series of shares in accordance with such requirements and procedures as may be established by the Board.

Shareholders shall have the right to exchange shares for shares of one or more other series of shares in accordance with such requirements and procedures as may be established by the Trustees.
Shareholder Meetings	The Fund is not required to hold annual shareholder meetings under their declaration of trust and bylaws.	The Fund is not required to hold annual shareholder meetings under its declaration of trust and by-laws.
Right to Call Shareholder Meetings

A meeting of the shareholders of the Trust may be called at any time by the Board or by application of shareholders holding at least 25% of the shares of the Trust or one or more series then outstanding. A special meeting of shareholders shall be called for the purpose of voting on the removal of any trustee upon the written request of the holders of 10% of the shares then outstanding.

Meetings of the shareholders may be called by the Trustees for the purpose of electing Trustees and for such other purposes as may be prescribed by law, by the declaration of trust or by the by-laws. Meetings of shareholders may be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of shareholders for the purpose of electing or removing Trustees may be called by the Trustees upon their own vote or upon the demand of shareholders owning 10% or more of the shares of the Trust in the aggregate. A meeting of the shareholders may be called at any time by the Board or by the Chair of the Board or by the President.

Notice of Meetings

Written notice of any meeting of shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each shareholder at the shareholder’s address as it appears on the records of the Trust.

Written notice of any meeting of shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days, but not more than 75 days, before such meeting, postage prepaid, stating the time and place of the meeting, to each shareholder at the shareholder’s address as it appears on the records of the Trust. The notice shall specify the place, date and hour of the meeting, and the general nature of the business to be transacted.

Record Date for Meetings	The trustees may fix a date not more than 60 days prior to the date of any meeting of shareholders.

For purposes of determining the shareholders entitled to notice of any meeting or to vote or entitled to give consent to action without a meeting, the Board of Trustees may fix in advance a record date which shall not be more than ninety (90) days nor less than seven (7) days before the date of any such meeting as provided in the Agreement and Declaration of the Trust.

Quorum for Meetings and Adjournments	A majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments.

Except when a larger quorum is required by applicable law, by the by-laws or by the declaration of trust, 40% of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. Any meeting of shareholders may be adjourned by a majority of the votes properly cast upon the question of adjourning a meeting, whether or not a quorum is present.

Shareholder Votes Required for Approval of Matters at Meetings

A majority of the shares voted, at a meeting of which a quorum is present, shall decide any questions, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by this declaration of trust or the by-laws.

When a quorum is present at any meeting, a majority of the shares voted shall decide any questions, except when a larger vote is required by any provision of the declaration of trust or the by-laws or by applicable law.

	Touchstone Strategic Trust	Touchstone Funds Group Trust
Vote Required for Election of Trustees

A plurality of the shares voted, at a meeting of which a quorum is present, shall elect a trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by this declaration of trust or the by-laws.

When a quorum is present at any meeting, a plurality shall elect a Trustee, except when a larger vote is required by any provision of the declaration of trust or the by-laws or by applicable law.
Votes Required for Approval of Reorgani-zation

The declaration of trust provides for the reorganization of the Trust or any series of the Trust by the transfer of the assets of the Trust or such series to another trust or fund, by vote of the trustees of the Trust without the approval of shareholders, unless such approval is required under the 1940 Act.

The Trustees may cause the Trust, its series, or its shares to be merged into, consolidated with, converted into, or exchanged with beneficial interests in another trust or company, as authorized by the vote of a majority of the outstanding shares so affected.

Notwithstanding the above, any series created on or after August 14, 1998 may (1) consolidate or merge with one or more other trusts, partnerships, associations or corporations, including any series or class thereof; or (2) transfer a substantial portion of its assets to one or more other trusts, partnerships, associations or corporations, including any series or class thereof, without the approval of shareholders of such series if the transaction is authorized by vote of a majority of the Trustees.

Votes Required for Liquidation of a Fund	Any series may be terminated at any time by a vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of the series.	Any series may be terminated at any time by a vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of the series.
Removal of Trustees	Any trustee may be removed with or without cause by two-thirds of the trustees or by a vote of two-thirds of the outstanding shares of the Trust.	Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust.
Personal Liability of Trustees, Officers and Share-holders

A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, consultant, advisor, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee.

All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim; and neither the shareholders nor the trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment advisor or principal underwriter of the Trust, nor shall any trustee be responsible for the act or omission of any other Trustee. Trustees shall not be liable for errors of judgment or mistakes of fact or law. Trustees may take advice of counsel or other experts with respect to the operation of the Trust and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. Neither the Trust, Trustees or officers, employees or agents shall have the power to bind personally any shareholder or call upon any shareholder for the payment other than such as the shareholder may at any time personally agree to pay.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees shall be conclusively deemed to have been issued, executed or done only in or with respect to their capacity as a Trustee and such Trustee shall not be personally liable thereon.

	Touchstone Strategic Trust	Touchstone Funds Group Trust
Indemnification of Trustees

The declaration of trust generally provides for the indemnification of the Trust’s trustees and officers against all liabilities and expenses incurred by any trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the Trust, except with respect to any matter arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person.(1)

The Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to their duties as Trustees, except with respect to liability to the Trust or any shareholder to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Rights of Inspection

The records of the Trust shall be open to inspection by shareholders to the same extent as is permitted stockholders of a Massachusetts business corporation under the Massachusetts Business Corporation Law.

The declaration of trust and each amendment shall be kept at the office of the Trust where it may be inspected by any shareholder. The by-laws, as amended from time to time, shall be open to inspection by the shareholders at all reasonable times during office hours. Minutes and accounting books and records shall be open to inspection upon the written demand by any shareholders at any reasonable time during usual business hours of the Trust for a purpose reasonably related to the holder’s interests as a shareholder.

Number of Authorized Shares; Par Value	Unlimited; no par value per share.	Unlimited; $0.01 par value per share.
Number of Votes

Each shareholder is entitled to one vote for each whole share that they hold and a fractional vote for each fractional share that they hold. The governing instruments do not provide for cumulative voting.

Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees.

Amendment of Governing Instruments

The Board has the right to amend the declaration of trust subject to a vote of a majority of the outstanding shares entitled to vote, except for certain amendments, such as the designation of series or classes, the change in name of the Trust or a series, or to supply any omission or cure an ambiguity. No amendment shall repeal the limitations on personal liability of any shareholder or trustee or repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder or trustee involved.

The by-laws may be amended or repealed by a majority of the trustees to the extent that the by-laws do not reserve that right to the shareholders.

The declaration of trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the then Trustees and, if required, by approval of such amendment by a majority of shareholders.

The by-laws may be amended or repealed by the affirmative vote or written consent or a majority of shareholders or by the Trustees.

(1) Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, by contract or otherwise by law, including under any liability insurance policy. There is no statutory exclusion under Massachusetts law from liabilities for shareholders of a Massachusetts business trust. Therefore, under certain circumstances, shareholders of a Massachusetts business trust may be deemed liable for the obligations of the trust. However, the Declaration of Trust of Touchstone Funds Group Trust provides that the Trust will indemnify and hold each shareholder harmless from and against all claims or demand to which such shareholder may become subject by reason of his being or having been a shareholder.

EXHIBIT D: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 24, 2024, the total number of shares of each of the Target Fund and the Acquiring Fund was as follows:

Fund	Number of Shares
Touchstone International Growth Fund

Class A	102,616.313

Class C	51,298.976

Class Y	3,787,442.481

Institutional Class	203,614.379

Total	4,144,972.149

Touchstone Sands Capital International Growth Equity Fund

Class A	966,543.812

Class C	51,051.766

Class Y	2,156,207.576

Institutional Class	443.688

Total(1)	5,319,341.832

(1)	Class R6 shares of the Acquiring Fund are not involved in the Reorganization.

As of April 24, 2024, the Officers and Trustees owned less than 1% of any class of the Target Fund or the Acquiring Fund.

As of April 24, 2024, the following persons owned of record or beneficially 5% or more of the outstanding classes of the Target Fund and the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization

INTERNATIONAL GROWTH FUND	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	A	18,759.135	18.28%	2.56%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	A	15,337.679	14.95%	2.09%

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization

	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FLOOR MUTUAL FUND DEPARTMENT BROOKLYN NY 11245	A	13,667.471	13.32%	1.86%

	MLPF & S THE SOLE BENEFIT OF FOR IT’S CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	A	5,419.520	5.28%	0.74%

	MID ATLANTIC TRUST COMPANY FBO D&H CONTRACTING, INC. 401(K) PLAN 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	C	9,520.853	18.56%	10.91%

	MID ATLANTIC TRUST COMPANY FBO THE PAIN CENTER OF JONESBORO RETIRE 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	C	5,122.171	9.98%	5.87%

	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	C	4,398.169	8.57%	5.04%

	MID ATLANTIC TRUST COMPANY FBO MEADOWS CONTRACTORS, LLC 401(K) PL 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	C	4,280.101	8.34%	4.91%

	UBS WM USA FBO SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	C	3,863.451	7.53%	4.43%

	MID ATLANTIC TRUST COMPANY FBO JOHN SHANNON, D.D.S. 401(K) PLAN 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	C	3,780.222	7.37%	4.33%

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization

	MCID ATLANTIC TRUST COMPANY FBO CRAIGHEAD NURSING CENTER 401(K) RET 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	C	3,569.967	6.96%	4.09%

	MID ATLANTIC TRUST COMPANY FBO VISIONARY EYE CARE, P. A. 401(K) PL 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	C	3,485.012	6.79%	3.99%

	MID ATLANTIC TRUST COMPANY FBO JOSEPH S. SPADES, DDS 401(K) PLAN 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	C	3,290.786	6.41%	3.77%

	MID ATLANTIC TRUST COMPANY FBO STANLEY LAW FIRM 401(K) PLAN 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	C	3,135.991	6.11%	3.59%

	CHARLES SCHWAB & CO INC 101 MONTGOMERY ST SAN FRANCISCO CA 94104	I	85,605.638	42.04%	41.99%

	NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	I	49,923.149	24.52%	24.48%

	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY WINDSOR CT 06095-4774	I	27,925.838	13.72%	13.70%

	BANK OF AMERICA CUST FBO JOANNA DREIFUS 1 U/A 01/11/2013 PO BOX 843869 DALLAS TX 75284-3869	I	20,854.885	10.24%	10.23%

	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Y	445,747.906	11.77%	8.65%

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization

	NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Y	426,601.926	11.26%	8.28%

SANDS CAPITAL INTERNATIONAL GROWTH EQUITY FUND	CHARLES SCHWAB & CO INC 101 MONTGOMERY ST SAN FRANCISCO CA 94104	A	153,704.188	15.90%	13.68%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	A	142,848.111	14.78%	12.71%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	A	114,479.666	11.84%	10.19%

	WELLS FARGO CLEARING SERVICES 2801 MARKET STREET SAINT LOUIS, MO 63103	A	83,807.174	8.67%	7.46%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716	A	66,684.687	6.90%	5.93%

	UBS WM USA FBO SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	A	62,702.660	6.49%	5.58%

	MLPF & S THE SOLE BENEFIT OF FOR IT’S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	A	54,743.661	5.66%	4.87%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	C	17,949.696	35.16%	14.49%

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization

	WELLS FARGO CLEARING SERVICES 2801 MARKET STREET SAINT LOUIS, MO 63103	C	9,866.694	19.33%	7.96%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	C	9,239.917	18.10%	7.46%

	UBS WM USA FBO SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	C	6,735.327	13.19%	5.44%

	TOUCHSTONE ADVISORS INC ATTN CORP ACCOUNTING 303 BROADWAY SUITE 1100 CINCINNATI OH 45202-0000	I	443.688	100.00%	0.14%

	WESTERN & SOUTHERN LIFE AND INSURANCE COMPANY 400 BROADWAY MS 80 CINCINNATI OH 45202	R6	2,144,754.937	99.98%	99.98%

	CHARLES SCHWAB & CO INC 101 MONTGOMERY ST SAN FRANCISCO CA 94104	Y	946,541.700	43.90%	11.63%

	LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	Y	554,779.232	25.73%	6.82%

	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	Y	234,237.271	10.86%	2.88%

	NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	Y	110,842.341	5.14%	1.36%

TSF-2669-TNSAX-2405

STATEMENT OF ADDITIONAL INFORMATION

May 6, 2024

TOUCHSTONE STRATEGIC TRUST

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated May 6, 2024, relating specifically to the (i) the transfer of all of the assets of the Touchstone International Growth Fund (the “Target Fund”), a series of Touchstone Strategic Trust (the “Target Fund Trust”), to the Touchstone Sands Capital International Growth Equity Fund (the “Acquiring Fund”), a series of Touchstone Funds Group Trust (the “Acquiring Fund Trust”), in exchange solely for Class A, Class C, Class Y, and Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata (or proportionate) distribution by class of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation and termination of the Target Fund. The transfer is to occur pursuant to an Agreement and Plan of Reorganization, which is discussed in more detail in the Prospectus/Information Statement.

A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to Touchstone Strategic Trust at the telephone number or address set forth above or by visiting the Touchstone website at TouchstoneInvestments.com/Resources.

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A. General Information

This SAI relates to (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for Class A, Class C, Class Y, and Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata distribution by class of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation and termination of the Target Fund.

Target Fund and Share Classes	Acquiring Fund and Share Classes
Touchstone International Growth Fund, a series of the Target Fund Trust	Touchstone Sands Capital International Growth Equity Fund, a series of the Acquiring Fund Trust
Class A Class C Class Y Institutional Class	Class A Class C Class Y Institutional Class

Further information is included in the Prospectus/Information Statement and in the documents listed below, which are incorporated by reference into this SAI. Copies of the Prospectus/Information Statement and the documents listed below may be obtained upon request, and without charge, by writing to Touchstone Strategic Trust or Touchstone Funds Group Trust at P.O. Box 9878, Providence, RI 02940, by calling (800) 543-0407 toll-free, or by visiting TouchstoneInvestments.com/Resources.

B. Incorporation by Reference

This SAI incorporates by reference the following documents:

1.

Prospectus relating to the Touchstone International Growth Fund dated October 27, 2023, as supplemented through the date of this Prospectus/Information statement (previously filed on EDGAR, File No. 002-80859, Accession No. 0001683863-23-007250).

2.

Prospectus relating to the Touchstone Sands Capital International Growth Equity Fund dated January 26, 2024, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 033-70958, Accession No. 0001193125-24-015108).

3.

SAI relating to the Touchstone International Growth Fund dated October 27, 2023, as supplemented through the date of this SAI (previously filed on EDGAR, File No. File No. 002-80859, Accession No. 0001683863-23-007250).

4.

SAI relating to the Touchstone Sands Capital International Growth Equity Fund dated January 26, 2024, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 033-70958, Accession No. 0001193125-24-015108).

5.	Annual Report relating to the Touchstone International Growth Fund for the fiscal year ended June 30, 2023 (previously filed on EDGAR, File No. 811-03651, Accession No. 0001104659-23-096702).

6.

Annual Report relating to the Touchstone Sands Capital International Growth Equity Fund for the fiscal year ended September 30, 2023 (previously filed on EDGAR, File No. 811-08104, Accession No. 0001104659-23-121887).

7.

Semi-Annual Report relating to the Touchstone International Growth Fund for the six-month period ended December 31, 2023 (previously filed on EDGAR, File No. 811-03651, Accession No. 0001104659-24-029032).

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C. Supplemental Financial Information (Unaudited)

A table showing the fees and expenses of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Summary—Reorganization—How do the Funds’ fees and expenses compare?—Comparative Fee Tables” section of the Information Statement/Prospectus.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund and combined Fund. In particular, each security held by the Target Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the combined Fund modified to show the effects of the change is not required and is not included. After the Reorganization, the Acquiring Fund is expecting to sell most of the Target Fund’s investment portfolio received in the Reorganization. The Acquiring Fund does not plan to reposition its portfolio prior to or after the Reorganization. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or the combined Fund’s portfolio following the Reorganization in the ordinary course of business.

There are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

The Acquiring Fund will be the accounting and performance survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the Reorganization. The Acquiring Fund will also be the legal survivor in the reorganization and the combined Fund will carry on its operations under the Securities Act and Investment Company Act registrations of the Acquiring Fund.

The Funds may incur brokerage commissions and/or transaction expenses associated with the sale and purchase of portfolio securities. Prior to the Reorganization, approximately 10% of the securities of the Target Fund are expected to be sold to provide increased liquidity in connection with the Reorganization. The Acquiring Fund may also dispose of certain securities after the Reorganization is consummated in the ordinary course. Any portfolio repositioning is not due to the investment restrictions of the Acquiring Fund. The Target Fund will bear brokerage commissions and/or other transaction costs in connection with the repositioning occurring prior to the Reorganization. It is estimated that the portfolio repositioning will result in brokerage commissions and/or transaction costs of approximately $30,000, or approximately $0.006 per share or 0.05% of net assets, for the Target Fund.

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